JPMorgan Core Bond Trust
Schedule of Portfolio Investments as of November 30, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 34.0%
U.S. Treasury Bonds
6.13%, 11/15/2027	200	210
4.38%, 2/15/2038	160	164
3.50%, 2/15/2039	220	204
4.25%, 5/15/2039	30	30
4.50%, 8/15/2039	30	31
1.13%, 5/15/2040	1,175	760
4.38%, 5/15/2040	60	60
3.88%, 8/15/2040	45	42
4.25%, 11/15/2040	90	88
2.25%, 5/15/2041	14,975	11,238
4.38%, 5/15/2041	30	30
2.00%, 11/15/2041	515	367
3.00%, 5/15/2042	200	164
2.75%, 11/15/2042	12,650	9,919
4.00%, 11/15/2042	14,400	13,458
3.13%, 2/15/2043	455	376
3.88%, 2/15/2043	695	638
2.88%, 5/15/2043	15,720	12,455
3.63%, 8/15/2043	73,415	64,703
3.75%, 11/15/2043	24,928	22,306
3.63%, 2/15/2044	120	105
3.38%, 5/15/2044	29,995	25,299
4.13%, 8/15/2044	4,465	4,186
3.00%, 11/15/2044	8,200	6,487
3.00%, 5/15/2045	365	287
3.00%, 11/15/2045	630	493
2.25%, 8/15/2046	8,078	5,453
3.00%, 2/15/2047	548	423
3.00%, 2/15/2048	20	15
3.13%, 5/15/2048	3,764	2,935
3.00%, 8/15/2048	3,160	2,401
2.25%, 8/15/2049	14,665	9,464
2.38%, 11/15/2049	37,120	24,546
2.00%, 2/15/2050	5,674	3,431
1.25%, 5/15/2050	790	392
1.38%, 8/15/2050	38,289	19,475
1.63%, 11/15/2050	26,925	14,617
1.88%, 2/15/2051	18,386	10,618
2.00%, 8/15/2051	1,015	601
2.25%, 2/15/2052	3,750	2,350
2.88%, 5/15/2052	24,390	17,578
3.00%, 8/15/2052	620	458
4.00%, 11/15/2052	220	196
4.13%, 8/15/2053	150	137
4.25%, 2/15/2054	335	312
4.25%, 8/15/2054	305	284
4.50%, 11/15/2054	1,505	1,462

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
4.75%, 5/15/2055	870	880
U.S. Treasury Inflation Indexed Bonds
1.75%, 1/15/2028	465	470
3.63%, 4/15/2028	1,605	1,692
2.50%, 1/15/2029	454	471
U.S. Treasury Notes
4.13%, 1/31/2027	63,900	64,267
0.38%, 9/30/2027	4,690	4,431
0.75%, 1/31/2028	4,500	4,244
3.75%, 4/15/2028	52,680	52,983
3.50%, 4/30/2028	50,370	50,378
2.88%, 5/15/2028	105	103
1.25%, 6/30/2028	13,469	12,729
1.00%, 7/31/2028	4,750	4,451
4.13%, 7/31/2028	38,000	38,610
1.13%, 8/31/2028	62,228	58,397
1.25%, 9/30/2028	1,595	1,499
1.75%, 1/31/2029	3,850	3,648
1.88%, 2/28/2029	18,000	17,099
2.38%, 3/31/2029	1,515	1,461
2.88%, 4/30/2029	25,060	24,536
2.75%, 5/31/2029	1,245	1,213
3.25%, 6/30/2029	37,270	36,907
3.50%, 1/31/2030	735	733
4.25%, 1/31/2030	39,680	40,717
3.75%, 5/31/2030	870	876
3.88%, 6/30/2030	32,145	32,533
3.88%, 7/31/2030	5,000	5,060
4.13%, 8/31/2030	57,274	58,567
4.88%, 10/31/2030	17,985	18,999
1.25%, 8/15/2031	1,040	911
1.88%, 2/15/2032	53,070	47,651
4.13%, 2/29/2032	37,975	38,803
2.88%, 5/15/2032	15,725	14,941
4.00%, 7/31/2032	41,540	42,106
2.75%, 8/15/2032	3,490	3,280
3.50%, 2/15/2033	5,035	4,936
3.88%, 8/15/2033	590	591
4.50%, 11/15/2033	23,200	24,212
4.00%, 2/15/2034	46,466	46,833
3.88%, 8/15/2034	124,222	123,708
4.25%, 11/15/2034	53,050	54,239
4.63%, 2/15/2035	57,853	60,761
U.S. Treasury STRIPS Bonds
3.70%, 5/15/2028 (a)	200	183
4.55%, 8/15/2030 (a)	6,780	5,702
4.65%, 11/15/2030 (a)	6,865	5,715
4.80%, 2/15/2031 (a)	11,800	9,720

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
4.71%, 8/15/2031 (a)	29,215	23,569
4.68%, 11/15/2031 (a)	10,930	8,717
4.00%, 2/15/2032 (a)	815	643
4.10%, 5/15/2032 (a)	250	195
4.12%, 2/15/2033 (a)	60	45
4.17%, 8/15/2033 (a)	200	147
4.28%, 11/15/2033 (a)	505	368
4.24%, 2/15/2034 (a)	125	90
4.35%, 5/15/2034 (a)	230	163
4.42%, 11/15/2034 (a)	150	104
4.48%, 5/15/2035 (a)	1,225	827
4.62%, 8/15/2040 (a)	37,046	18,671
5.21%, 11/15/2040 (a)	5,430	2,699
5.15%, 2/15/2041 (a)	3,487	1,708
2.72%, 11/15/2041 (a)	500	235
5.25%, 5/15/2046 (a)	3,560	1,308
4.97%, 11/15/2049 (a)	9,840	3,042
Total U.S. Treasury Obligations (Cost $1,393,261)		1,376,025
Corporate Bonds — 22.7%
Aerospace & Defense — 0.5%
Airbus SE (France) 3.95%, 4/10/2047 (b)	150	126
BAE Systems plc (United Kingdom)
1.90%, 2/15/2031 (b)	1,007	896
3.00%, 9/15/2050 (b)	502	343
Boeing Co. (The)
2.75%, 2/1/2026	929	926
2.20%, 2/4/2026	1,385	1,379
3.10%, 5/1/2026	320	318
5.04%, 5/1/2027	960	969
3.25%, 3/1/2028	840	823
6.30%, 5/1/2029	1,095	1,165
5.15%, 5/1/2030	1,540	1,587
6.39%, 5/1/2031	2,120	2,307
6.53%, 5/1/2034	1,177	1,309
5.71%, 5/1/2040	745	765
L3Harris Technologies, Inc.
3.85%, 12/15/2026	55	55
5.25%, 6/1/2031	1,130	1,179
5.40%, 7/31/2033	1,102	1,158
4.85%, 4/27/2035	10	10
Leidos, Inc.
2.30%, 2/15/2031	465	419
5.75%, 3/15/2033	630	669
Lockheed Martin Corp.
4.50%, 5/15/2036	10	10
2.80%, 6/15/2050	35	23
Northrop Grumman Corp. 3.25%, 1/15/2028	15	15

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Aerospace & Defense — continued
RTX Corp.
5.15%, 2/27/2033	934	975
4.50%, 6/1/2042	2,799	2,554
4.15%, 5/15/2045	558	473
3.75%, 11/1/2046	140	110
4.35%, 4/15/2047	199	172
5.38%, 2/27/2053	65	64
		20,799
Air Freight & Logistics — 0.0% ^
FedEx Corp. 4.05%, 2/15/2048	140	108
Automobiles — 0.1%
Hyundai Capital America
1.30%, 1/8/2026 (b)	425	423
1.50%, 6/15/2026 (b)	775	764
3.00%, 2/10/2027 (b)	355	350
2.38%, 10/15/2027 (b)	530	513
1.80%, 1/10/2028 (b)	805	766
Stellantis Finance US, Inc. 2.69%, 9/15/2031 (b)	785	682
		3,498
Banks — 7.1%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (b) (c)	900	915
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (b) (c)	800	762
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.52%, 12/3/2035 (b) (c)	2,700	2,809
AIB Group plc (Ireland)
(SOFR + 1.65%), 5.32%, 5/15/2031 (b) (c)	6,490	6,710
(SOFRINDX + 1.91%), 5.87%, 3/28/2035 (b) (c)	1,500	1,595
Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (b) (d)	263	263
Banco Nacional de Panama (Panama) 2.50%, 8/11/2030 (b)	1,250	1,099
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	200	196
5.59%, 8/8/2028	2,600	2,697
6.61%, 11/7/2028	1,400	1,494
4.55%, 11/6/2030	1,800	1,809
5.13%, 11/6/2035	1,400	1,411
Bank of America Corp.
(3-MONTH CME TERM SOFR + 1.33%), 3.97%, 3/5/2029 (c)	70	70
(SOFR + 1.06%), 2.09%, 6/14/2029 (c)	210	200
(SOFR + 2.15%), 2.59%, 4/29/2031 (c)	3,410	3,188
(SOFR + 1.21%), 2.57%, 10/20/2032 (c)	1,120	1,016
(SOFR + 1.33%), 2.97%, 2/4/2033 (c)	435	400
(SOFR + 1.84%), 5.87%, 9/15/2034 (c)	3,040	3,277
(SOFR + 1.31%), 5.51%, 1/24/2036 (c)	2,710	2,860
(3-MONTH CME TERM SOFR + 2.08%), 4.24%, 4/24/2038 (c)	300	283
(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	7,185	5,406

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (b) (c)	755	742
(SOFR + 1.62%), 5.60%, 3/20/2030 (b) (c)	895	932
Bank of Montreal (Canada)
(SOFRINDX + 1.08%), 4.35%, 9/22/2031 (c)	2,360	2,364
(USD Swap Semi 5 Year + 1.43%), 3.80%, 12/15/2032 (c) (d)	13	13
Bank of New Zealand (New Zealand) 5.08%, 1/30/2029 (b)	910	938
Bank of Nova Scotia (The) (Canada)
(SOFR + 0.89%), 4.93%, 2/14/2029 (c)	155	158
4.85%, 2/1/2030	472	484
Banque Federative du Credit Mutuel SA (France)
5.79%, 7/13/2028 (b)	2,405	2,502
5.54%, 1/22/2030 (b)	5,178	5,408
Barclays plc (United Kingdom)
(SOFR + 1.88%), 6.50%, 9/13/2027 (c)	2,840	2,889
(SOFR + 1.56%), 4.94%, 9/10/2030 (c)	838	855
(SOFR + 1.23%), 5.37%, 2/25/2031 (c)	945	979
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (c)	585	533
(SOFR + 2.98%), 6.22%, 5/9/2034 (c)	412	446
(SOFR + 1.59%), 5.79%, 2/25/2036 (c)	895	945
BNP Paribas SA (France)
(SOFR + 1.52%), 5.18%, 1/9/2030 (b) (c)	2,015	2,069
(SOFR + 1.59%), 5.50%, 5/20/2030 (b) (c)	1,222	1,267
(SOFR + 1.28%), 5.28%, 11/19/2030 (b) (c)	4,585	4,723
(SOFR + 1.68%), 5.09%, 5/9/2031 (b) (c)	3,895	3,986
(SOFR + 1.62%), 5.79%, 1/13/2033 (b) (c)	2,285	2,410
(SOFR + 1.56%), 3.13%, 1/20/2033 (b) (c)	765	700
BPCE SA (France)
(SOFR + 2.27%), 6.71%, 10/19/2029 (b) (c)	1,600	1,702
(SOFR + 1.96%), 5.72%, 1/18/2030 (b) (c)	628	652
(SOFR + 1.68%), 5.88%, 1/14/2031 (b) (c)	1,135	1,189
(SOFR + 1.58%), 5.39%, 5/28/2031 (b) (c)	3,605	3,716
(SOFR + 1.31%), 2.28%, 1/20/2032 (b) (c)	730	649
(SOFR + 1.85%), 5.94%, 5/30/2035 (b) (c)	3,020	3,187
(SOFR + 2.04%), 6.29%, 1/14/2036 (b) (c)	1,485	1,603
(SOFR + 1.96%), 6.03%, 5/28/2036 (b) (c)	3,945	4,189
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (b) (c)	634	646
(SOFR + 2.77%), 6.84%, 9/13/2034 (b) (c)	1,449	1,628
(SOFR + 2.26%), 6.04%, 6/15/2035 (b) (c)	4,960	5,316
(SOFR + 1.79%), 5.58%, 7/3/2036 (b) (c)	2,892	3,001
Canadian Imperial Bank of Commerce (Canada)
5.26%, 4/8/2029	630	653
(SOFR + 1.34%), 4.63%, 9/11/2030 (c)	2,800	2,843
(SOFR + 1.11%), 5.25%, 1/13/2031 (c)	150	155
Capital One NA 4.25%, 3/13/2026	1,205	1,205

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Citigroup, Inc.
3.40%, 5/1/2026	30	30
4.30%, 11/20/2026	1,230	1,232
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (c)	1,628	1,617
(SOFR + 1.34%), 4.54%, 9/19/2030 (c)	1,938	1,956
(SOFR + 1.46%), 4.95%, 5/7/2031 (c)	2,000	2,050
(SOFR + 1.35%), 3.06%, 1/25/2033 (c)	719	662
(SOFR + 1.45%), 5.45%, 6/11/2035 (c)	6,140	6,413
(SOFR + 1.47%), 5.33%, 3/27/2036 (c)	4,240	4,375
(SOFR + 1.38%), 2.90%, 11/3/2042 (c)	298	222
4.75%, 5/18/2046	20	18
Cooperatieve Rabobank UA (Netherlands)
3.75%, 7/21/2026	945	942
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.99%, 5/27/2031 (b) (c)	2,545	2,612
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 5.71%, 1/21/2033 (b) (c)	1,700	1,803
Credit Agricole SA (France)
(SOFR + 1.13%), 5.23%, 1/9/2029 (b) (c)	639	652
(SOFR + 1.69%), 5.34%, 1/10/2030 (b) (c)	571	589
(SOFR + 1.46%), 5.22%, 5/27/2031 (b) (c)	2,630	2,712
(SOFR + 1.36%), 4.82%, 9/25/2033 (b) (c)	2,120	2,125
(SOFR + 1.74%), 5.86%, 1/9/2036 (b) (c)	2,440	2,588
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (b) (c)	1,535	1,600
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (b) (c)	998	1,007
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.02%, 3/4/2031 (b) (c)	1,445	1,481
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 4.42%, 9/12/2031 (b) (c)	1,025	1,024
DNB Bank ASA (Norway) (SOFR + 1.05%), 4.85%, 11/5/2030 (b) (c)	975	997
Fifth Third Bancorp (SOFR + 1.84%), 5.63%, 1/29/2032 (c)	155	163
HSBC Holdings plc (United Kingdom)
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	1,215	1,170
(SOFR + 1.29%), 2.21%, 8/17/2029 (c)	815	774
(SOFR + 1.29%), 5.29%, 11/19/2030 (c)	2,375	2,457
(SOFR + 1.29%), 5.13%, 3/3/2031 (c)	1,165	1,197
(SOFR + 1.57%), 5.24%, 5/13/2031 (c)	905	936
(SOFR + 1.95%), 2.36%, 8/18/2031 (c)	1,160	1,059
(SOFR + 1.19%), 4.62%, 11/6/2031 (c)	1,655	1,666
(SOFR + 1.43%), 5.13%, 11/6/2036 (c)	2,000	2,018
(SOFR + 2.65%), 6.33%, 3/9/2044 (c)	700	774
Huntington Bancshares, Inc. (SOFR + 1.28%), 5.27%, 1/15/2031 (c)	1,075	1,110
ING Groep NV (Netherlands)
(SOFR + 1.01%), 1.73%, 4/1/2027 (c)	705	699
(SOFR + 1.56%), 6.08%, 9/11/2027 (c)	361	366
KBC Group NV (Belgium)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.93%, 10/16/2030 (b) (c)	200	204
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 4.45%, 9/23/2031 (b) (c)	2,955	2,953
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 6.32%, 9/21/2034 (b) (c)	1,890	2,071
KeyCorp (SOFRINDX + 1.23%), 5.12%, 4/4/2031 (c)	1,621	1,667

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Lloyds Banking Group plc (United Kingdom)
4.58%, 12/10/2025	400	400
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (c)	980	969
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (c)	1,140	1,156
4.38%, 3/22/2028	475	478
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.68%, 1/5/2035 (c)	1,240	1,311
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.97%), 4.94%, 11/4/2036 (c)	2,800	2,791
M&T Bank Corp. (SOFR + 1.40%), 5.18%, 7/8/2031 (c)	2,240	2,298
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (c)	940	924
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 5.16%, 4/24/2031 (c)	800	829
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.19%, 9/12/2036 (c)	2,220	2,278
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (c)	1,057	1,042
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.38%, 7/10/2030 (c)	2,725	2,828
(3-MONTH CME TERM SOFR + 1.57%), 2.87%, 9/13/2030 (c)	720	686
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.71%, 7/8/2031 (c)	2,130	2,162
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.32%, 7/8/2036 (c)	3,345	3,466
NatWest Group plc (United Kingdom)
4.80%, 4/5/2026	2,010	2,014
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.85%, 3/2/2027 (c)	1,480	1,486
(3-MONTH SOFR + 1.75%), 4.89%, 5/18/2029 (c)	690	702
(3-MONTH SOFR + 1.91%), 5.08%, 1/27/2030 (c)	905	927
(3-MONTH SOFR + 1.87%), 4.45%, 5/8/2030 (c)	6,240	6,277
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.96%, 8/15/2030 (c)	200	205
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.12%, 5/23/2031 (c)	870	896
NatWest Markets plc (United Kingdom) 5.41%, 5/17/2029 (b)	2,500	2,604
PNC Financial Services Group, Inc. (The)
(SOFR + 1.33%), 4.90%, 5/13/2031 (c)	1,780	1,825
(SOFR + 1.26%), 4.81%, 10/21/2032 (c)	1,160	1,184
(SOFR + 2.28%), 6.88%, 10/20/2034 (c)	210	239
(SOFR + 1.42%), 5.37%, 7/21/2036 (c)	635	658
Royal Bank of Canada (Canada) (SOFRINDX + 1.08%), 4.65%, 10/18/2030 (c)	1,820	1,847
Santander Holdings USA, Inc.
(SOFR + 2.50%), 6.17%, 1/9/2030 (c)	1,500	1,566
(SOFR + 2.14%), 6.34%, 5/31/2035 (c)	670	720
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 2.60%), 6.53%, 1/10/2029 (c)	2,100	2,197
(SOFRINDX + 1.55%), 4.86%, 9/11/2030 (c)	1,290	1,308
(SOFRINDX + 1.52%), 5.69%, 4/15/2031 (c)	3,300	3,456
Skandinaviska Enskilda Banken AB (Sweden)
5.38%, 3/5/2029 (b)	1,860	1,927
4.50%, 9/3/2030 (b)	1,615	1,625
Societe Generale SA (France)
5.25%, 2/19/2027 (b)	1,379	1,394
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (b) (c)	395	390
3.00%, 1/22/2030 (b)	235	221

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.65%), 5.51%, 5/22/2031 (b) (c)	4,792	4,962
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (b) (c)	1,915	1,734
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.34%, 1/21/2033 (b) (c)	2,500	2,285
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.10%, 4/13/2033 (b) (c)	2,380	2,525
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (b) (c)	878	930
(SOFR + 1.73%), 5.44%, 10/3/2036 (b) (c)	5,500	5,557
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (b) (c)	382	390
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.15%), 5.01%, 10/15/2030 (b) (c)	440	450
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.36%, 7/12/2027	14	14
3.04%, 7/16/2029	1,315	1,266
5.71%, 1/13/2030	1,480	1,563
5.24%, 4/15/2030	1,500	1,561
Toronto-Dominion Bank (The) (Canada)
5.16%, 1/10/2028	600	613
5.30%, 1/30/2032	1,410	1,480
4.46%, 6/8/2032	220	221
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (c)	720	727
(SOFR + 2.45%), 7.16%, 10/30/2029 (c)	806	873
(SOFR + 1.31%), 5.07%, 5/20/2031 (c)	1,585	1,631
(SOFR + 1.85%), 5.12%, 1/26/2034 (c)	765	781
(SOFR + 1.92%), 5.71%, 1/24/2035 (c)	824	871
(SOFR + 1.40%), 4.96%, 10/23/2036 (c)	2,440	2,428
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (c)	665	657
US Bancorp
(SOFR + 1.56%), 5.38%, 1/23/2030 (c)	965	1,001
(SOFR + 1.25%), 5.10%, 7/23/2030 (c)	80	83
(SOFR + 1.30%), 5.08%, 5/15/2031 (c)	1,960	2,024
(SOFR + 1.60%), 4.84%, 2/1/2034 (c)	150	152
Wells Fargo & Co.
(SOFR + 1.74%), 5.57%, 7/25/2029 (c)	1,269	1,315
(SOFR + 1.79%), 6.30%, 10/23/2029 (c)	570	604
(SOFR + 1.50%), 5.20%, 1/23/2030 (c)	1,385	1,429
(SOFR + 2.10%), 4.90%, 7/25/2033 (c)	1,236	1,264
(SOFR + 2.02%), 5.39%, 4/24/2034 (c)	1,935	2,028
(SOFR + 1.99%), 5.56%, 7/25/2034 (c)	2,355	2,494
(SOFR + 1.78%), 5.50%, 1/23/2035 (c)	6,060	6,372
(SOFR + 1.38%), 5.21%, 12/3/2035 (c)	5,960	6,155
(SOFR + 1.74%), 5.61%, 4/23/2036 (c)	2,589	2,746
(SOFR + 2.53%), 3.07%, 4/30/2041 (c)	5	4
5.38%, 11/2/2043	30	30
4.75%, 12/7/2046	24	21
		286,655
Beverages — 0.1%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	2,604	2,602

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Beverages — continued
Coca-Cola Femsa SAB de CV (Mexico) 1.85%, 9/1/2032	675	569
Constellation Brands, Inc.
4.75%, 5/9/2032	300	303
5.25%, 11/15/2048	220	206
Molson Coors Beverage Co. 4.20%, 7/15/2046	1,047	858
		4,538
Biotechnology — 0.4%
AbbVie, Inc.
4.50%, 5/14/2035	15	15
4.05%, 11/21/2039	4,909	4,442
4.63%, 10/1/2042	480	444
4.40%, 11/6/2042	790	718
4.45%, 5/14/2046	1,460	1,295
4.25%, 11/21/2049	80	68
Amgen, Inc.
5.25%, 3/2/2030	80	83
5.25%, 3/2/2033	85	89
3.15%, 2/21/2040	784	627
5.60%, 3/2/2043	426	435
4.66%, 6/15/2051	1,854	1,625
4.20%, 2/22/2052	55	44
5.65%, 3/2/2053	3,157	3,172
Biogen, Inc. 5.75%, 5/15/2035	1,299	1,382
Gilead Sciences, Inc.
4.00%, 9/1/2036	9	8
2.60%, 10/1/2040	2,493	1,861
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	1,270	1,134
		17,442
Broadline Retail — 0.0% ^
Amazon.com, Inc.
3.95%, 4/13/2052	110	88
4.25%, 8/22/2057	30	25
2.70%, 6/3/2060	10	6
		119
Building Products — 0.0% ^
Masco Corp.
2.00%, 10/1/2030	215	193
6.50%, 8/15/2032	620	688
Trane Technologies Financing Ltd. 5.25%, 3/3/2033	650	680
		1,561
Capital Markets — 1.7%
Bank of New York Mellon Corp. (The)
Series J, (SOFR + 1.61%), 4.97%, 4/26/2034 (c)	155	159
(SOFR + 1.85%), 6.47%, 10/25/2034 (c)	1,000	1,122
Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (b)	429	373

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	350	349
4.85%, 3/29/2029	411	418
4.70%, 9/20/2047	105	91
Charles Schwab Corp. (The) (SOFR + 2.01%), 6.14%, 8/24/2034 (c)	145	159
Deutsche Bank AG (Germany)
(SOFR + 2.52%), 7.15%, 7/13/2027 (c)	645	656
(SOFR + 1.22%), 2.31%, 11/16/2027 (c)	650	638
(SOFR + 1.32%), 2.55%, 1/7/2028 (c)	1,300	1,275
(SOFR + 1.21%), 5.37%, 1/10/2029 (c)	1,720	1,756
(SOFR + 3.18%), 6.72%, 1/18/2029 (c)	296	310
5.41%, 5/10/2029	1,005	1,047
(SOFR + 2.51%), 6.82%, 11/20/2029 (c)	410	438
(SOFR + 1.70%), 5.00%, 9/11/2030 (c)	665	676
(SOFR + 1.72%), 5.30%, 5/9/2031 (c)	2,775	2,852
(SOFR + 1.30%), 4.95%, 8/4/2031 (c)	1,820	1,846
(SOFR + 2.05%), 5.40%, 9/11/2035 (c)	685	702
FMR LLC 6.45%, 11/15/2039 (b)	500	560
Goldman Sachs Group, Inc. (The)
(SOFR + 0.91%), 1.95%, 10/21/2027 (c)	870	853
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	1,260	1,237
(3-MONTH CME TERM SOFR + 1.42%), 3.81%, 4/23/2029 (c)	30	30
(SOFR + 1.77%), 6.48%, 10/24/2029 (c)	1,350	1,435
(SOFR + 1.21%), 5.05%, 7/23/2030 (c)	1,518	1,559
(SOFR + 1.14%), 4.69%, 10/23/2030 (c)	1,840	1,870
(SOFR + 1.58%), 5.22%, 4/23/2031 (c)	1,483	1,536
(SOFR + 1.09%), 1.99%, 1/27/2032 (c)	880	784
(SOFR + 1.28%), 2.62%, 4/22/2032 (c)	1,000	915
(SOFR + 1.25%), 2.38%, 7/21/2032 (c)	2,255	2,028
(SOFR + 1.55%), 5.33%, 7/23/2035 (c)	4,810	4,992
(SOFR + 1.38%), 5.54%, 1/28/2036 (c)	1,825	1,912
(SOFR + 1.33%), 4.94%, 10/21/2036 (c)	3,595	3,608
6.75%, 10/1/2037	685	772
(3-MONTH CME TERM SOFR + 1.63%), 4.02%, 10/31/2038 (c)	305	277
Jefferies Financial Group, Inc. 6.45%, 6/8/2027	771	794
Macquarie Bank Ltd. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 3.05%, 3/3/2036 (b) (c) (d)	575	525
Macquarie Group Ltd. (Australia)
(3-MONTH CME TERM SOFR + 1.63%), 3.76%, 11/28/2028 (b) (c)	30	30
(SOFR + 1.44%), 2.69%, 6/23/2032 (b) (c)	115	105
(SOFR + 1.53%), 2.87%, 1/14/2033 (b) (c)	70	64
Moody's Corp. 3.25%, 5/20/2050	45	31
Morgan Stanley
(SOFR + 0.88%), 1.59%, 5/4/2027 (c)	70	69
3.59%, 7/22/2028 (e)	71	70
(SOFR + 1.59%), 5.16%, 4/20/2029 (c)	1,975	2,022
(SOFR + 1.63%), 5.45%, 7/20/2029 (c)	1,965	2,031

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.45%), 5.17%, 1/16/2030 (c)	2,470	2,542
(3-MONTH CME TERM SOFR + 1.89%), 4.43%, 1/23/2030 (c)	180	181
(SOFR + 1.22%), 5.04%, 7/19/2030 (c)	615	632
Series I, (SOFR + 1.07%), 4.36%, 10/22/2031 (c)	2,480	2,483
(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	1,740	1,534
(SOFR + 1.87%), 5.25%, 4/21/2034 (c)	140	145
(SOFR + 1.88%), 5.42%, 7/21/2034 (c)	1,820	1,908
(SOFR + 1.56%), 5.32%, 7/19/2035 (c)	870	904
Series I, (SOFR + 1.31%), 4.89%, 10/22/2036 (c)	1,715	1,721
(3-MONTH CME TERM SOFR + 1.69%), 4.46%, 4/22/2039 (c)	1,265	1,200
(SOFR + 1.49%), 3.22%, 4/22/2042 (c)	35	28
4.30%, 1/27/2045	485	425
Nasdaq, Inc. 5.55%, 2/15/2034	392	414
Nomura Holdings, Inc. (Japan) 2.68%, 7/16/2030	700	648
Northern Trust Corp. (3-MONTH SOFR + 1.13%), 3.38%, 5/8/2032 (c)	8	8
State Street Corp.
(SOFR + 1.61%), 4.42%, 5/13/2033 (c)	40	40
(SOFR + 1.73%), 4.16%, 8/4/2033 (c)	70	69
(SOFR + 1.22%), 4.78%, 10/23/2036 (c)	1,050	1,053
UBS Group AG (Switzerland)
(3-MONTH SOFR + 1.41%), 3.87%, 1/12/2029 (b) (c)	1,200	1,193
(SOFR + 1.06%), 4.40%, 9/23/2031 (b) (c)	1,020	1,020
(SOFR + 1.29%), 4.84%, 11/6/2033 (b) (c)	3,010	3,034
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 6.30%, 9/22/2034 (b) (c)	539	591
(SOFR + 1.34%), 5.01%, 3/23/2037 (b) (c)	2,925	2,925
		69,674
Chemicals — 0.2%
Albemarle Corp. 5.45%, 12/1/2044	10	9
CF Industries, Inc. 5.15%, 3/15/2034	770	777
Chevron Phillips Chemical Co. LLC 3.70%, 6/1/2028 (b)	30	30
DuPont de Nemours, Inc. 5.32%, 11/15/2038	4,004	4,082
Ecolab, Inc. 2.75%, 8/18/2055	6	4
International Flavors & Fragrances, Inc. 2.30%, 11/1/2030 (b)	2,500	2,255
Nutrien Ltd. (Canada)
4.20%, 4/1/2029	175	175
4.13%, 3/15/2035	470	439
5.00%, 4/1/2049	230	210
5.80%, 3/27/2053	70	71
		8,052
Commercial Services & Supplies — 0.2%
Element Fleet Management Corp. (Canada)
5.64%, 3/13/2027 (b)	2,690	2,737
6.32%, 12/4/2028 (b)	2,010	2,121
5.04%, 3/25/2030 (b)	1,120	1,148
Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	365	214
		6,220

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Communications Equipment — 0.0% ^
Cisco Systems, Inc. 5.30%, 2/26/2054	1,550	1,519
Motorola Solutions, Inc. 4.85%, 8/15/2030	155	158
		1,677
Construction & Engineering — 0.1%
Quanta Services, Inc.
2.90%, 10/1/2030	1,440	1,353
2.35%, 1/15/2032	1,095	969
5.10%, 8/9/2035	1,730	1,750
		4,072
Construction Materials — 0.0% ^
CRH America, Inc. 5.13%, 5/18/2045 (b)	893	853
Eagle Materials, Inc. 2.50%, 7/1/2031	95	86
		939
Consumer Finance — 0.9%
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	1,560	1,536
6.10%, 1/15/2027	1,560	1,590
5.10%, 1/19/2029	235	241
5.38%, 12/15/2031	230	239
3.30%, 1/30/2032	3,145	2,913
5.00%, 11/15/2035	760	755
Aircastle Ltd.
5.25%, 3/15/2030 (b)	1,165	1,192
5.00%, 9/15/2030 (b)	714	722
American Express Co.
5.85%, 11/5/2027	1,470	1,522
(SOFR + 1.00%), 5.10%, 2/16/2028 (c)	1,500	1,519
(SOFR + 1.22%), 4.92%, 7/20/2033 (c)	665	681
(SOFRINDX + 1.32%), 5.44%, 1/30/2036 (c)	1,410	1,475
(SOFR + 1.79%), 5.67%, 4/25/2036 (c)	61	65
(SOFR + 1.24%), 4.80%, 10/24/2036 (c)	1,205	1,199
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (b)	1,000	1,001
2.13%, 2/21/2026 (b)	620	615
4.25%, 4/15/2026 (b)	1,200	1,200
4.38%, 5/1/2026 (b)	1,270	1,268
2.53%, 11/18/2027 (b)	2,220	2,146
4.95%, 1/15/2028 (b)	1,871	1,892
5.75%, 11/15/2029 (b)	235	244
5.15%, 1/15/2030 (b)	2,345	2,384
Capital One Financial Corp.
3.75%, 7/28/2026	24	24
(SOFR + 2.64%), 6.31%, 6/8/2029 (c)	780	819
(SOFR + 1.91%), 5.70%, 2/1/2030 (c)	1,060	1,104
(SOFR + 1.27%), 2.62%, 11/2/2032 (c)	920	824
(SOFR + 1.63%), 5.20%, 9/11/2036 (c)	2,135	2,131

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
General Motors Financial Co., Inc. 5.80%, 6/23/2028	110	114
Macquarie Airfinance Holdings Ltd. (United Kingdom)
5.20%, 3/27/2028 (b)	1,880	1,914
5.15%, 3/17/2030 (b)	1,307	1,326
Mitsubishi HC Finance America LLC (Japan) 5.81%, 9/12/2028 (b)	445	463
		35,118
Consumer Staples Distribution & Retail — 0.1%
Alimentation Couche-Tard, Inc. (Canada) 3.55%, 7/26/2027 (b)	60	60
Kroger Co. (The)
5.00%, 9/15/2034	510	518
5.00%, 4/15/2042	1,100	1,043
5.50%, 9/15/2054	440	429
		2,050
Containers & Packaging — 0.1%
Graphic Packaging International LLC 1.51%, 4/15/2026 (b)	1,246	1,231
Packaging Corp. of America 4.05%, 12/15/2049	845	682
Sonoco Products Co. 4.60%, 9/1/2029	155	156
WRKCo, Inc.
3.90%, 6/1/2028	170	169
4.90%, 3/15/2029	20	21
		2,259
Diversified Consumer Services — 0.0% ^
Pepperdine University Series 2020, 3.30%, 12/1/2059	600	381
President and Fellows of Harvard College 3.30%, 7/15/2056	21	15
University of Miami Series 2022, 4.06%, 4/1/2052	480	391
University of Southern California Series A, 3.23%, 10/1/2120	570	337
		1,124
Diversified REITs — 0.2%
Equinix Europe 2 Financing Corp. LLC 4.60%, 11/15/2030	2,985	3,005
Safehold GL Holdings LLC
2.80%, 6/15/2031	1,903	1,753
2.85%, 1/15/2032	70	63
WP Carey, Inc.
4.25%, 10/1/2026	350	350
2.40%, 2/1/2031	65	58
2.25%, 4/1/2033	1,180	998
		6,227
Diversified Telecommunication Services — 0.2%
AT&T, Inc.
1.65%, 2/1/2028	250	238
5.40%, 2/15/2034	230	240
3.50%, 6/1/2041	1,646	1,313
3.50%, 9/15/2053	113	78
3.55%, 9/15/2055	5,551	3,804

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
Telefonica Emisiones SA (Spain) 7.05%, 6/20/2036	40	45
Verizon Communications, Inc. 3.40%, 3/22/2041	1,060	839
		6,557
Electric Utilities — 2.4%
AEP Texas, Inc. Series H, 3.45%, 1/15/2050	95	66
Alabama Power Co. 6.13%, 5/15/2038	250	276
Arizona Public Service Co. 5.05%, 9/1/2041	200	193
Baltimore Gas and Electric Co.
3.50%, 8/15/2046	395	297
2.90%, 6/15/2050	475	311
5.40%, 6/1/2053	65	64
CenterPoint Energy Houston Electric LLC 3.95%, 3/1/2048	15	12
Connecticut Light and Power Co. (The) 4.00%, 4/1/2048	12	10
DTE Electric Co. Series B, 3.25%, 4/1/2051	2,000	1,416
DTE Electric Securitization Funding II LLC Series A-2, 6.09%, 9/1/2037	950	1,035
Duke Energy Carolinas LLC 4.25%, 12/15/2041	129	115
Duke Energy Corp.
2.55%, 6/15/2031	105	96
3.75%, 9/1/2046	985	761
6.10%, 9/15/2053	1,360	1,432
5.70%, 9/15/2055	1,260	1,257
Duke Energy Florida LLC 5.95%, 11/15/2052	1,414	1,487
Duke Energy Indiana LLC 3.75%, 5/15/2046	30	24
Duke Energy Progress LLC
4.10%, 5/15/2042	273	236
4.10%, 3/15/2043	125	107
2.90%, 8/15/2051	820	530
Duquesne Light Holdings, Inc.
3.62%, 8/1/2027 (b)	750	738
2.78%, 1/7/2032 (b)	85	76
Edison International
5.45%, 6/15/2029	1,830	1,860
6.95%, 11/15/2029	1,020	1,086
Electricite de France SA (France) 5.95%, 4/22/2034 (b)	1,025	1,098
Emera US Finance LP (Canada)
3.55%, 6/15/2026	145	144
4.75%, 6/15/2046	700	605
Enel Finance International NV (Italy)
5.13%, 6/26/2029 (b)	770	792
5.50%, 6/26/2034 (b)	1,160	1,212
5.00%, 9/30/2035 (b)	1,155	1,152
Entergy Arkansas LLC 2.65%, 6/15/2051	415	253
Entergy Corp. 2.95%, 9/1/2026	346	343
Entergy Louisiana LLC
3.05%, 6/1/2031	629	591
2.90%, 3/15/2051	490	315
5.80%, 3/15/2055	1,040	1,069

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Entergy Mississippi LLC 5.85%, 6/1/2054	635	655
Entergy Texas, Inc.
4.00%, 3/30/2029	85	85
5.80%, 9/1/2053	450	458
Evergy Kansas Central, Inc. 5.25%, 3/15/2035	120	123
Evergy Metro, Inc.
5.40%, 4/1/2034	461	485
5.30%, 10/1/2041	35	35
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	1,543	1,598
Evergy, Inc. 2.90%, 9/15/2029	524	500
Exelon Corp. 5.30%, 3/15/2033	1,000	1,043
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	2,405	2,372
FirstEnergy Pennsylvania Electric Co.
3.25%, 3/15/2028 (b)	158	155
3.60%, 6/1/2029 (b)	60	59
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (b)	240	208
Florida Power & Light Co. 5.40%, 9/1/2035	10	11
Fortis, Inc. (Canada) 3.06%, 10/4/2026	371	368
Georgia Power Co. 5.13%, 5/15/2052	75	71
Interstate Power and Light Co.
4.95%, 9/30/2034	480	482
5.45%, 9/30/2054	765	738
ITC Holdings Corp.
4.95%, 9/22/2027 (b)	1,565	1,584
2.95%, 5/14/2030 (b)	505	477
5.30%, 7/1/2043	940	916
Jersey Central Power & Light Co.
5.10%, 1/15/2035	460	467
6.15%, 6/1/2037	10	11
Massachusetts Electric Co. 5.90%, 11/15/2039 (b)	15	16
MidAmerican Energy Co. 5.85%, 9/15/2054	620	649
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (b)	10	10
Monongahela Power Co. 5.85%, 2/15/2034 (b)	420	447
Nevada Power Co.
Series N, 6.65%, 4/1/2036	100	113
5.38%, 9/15/2040	26	26
5.45%, 5/15/2041	305	309
6.00%, 3/15/2054	560	583
New England Power Co. 3.80%, 12/5/2047 (b)	11	9
NextEra Energy Capital Holdings, Inc.
3.55%, 5/1/2027	13	13
2.25%, 6/1/2030	30	28
5.55%, 3/15/2054	2,400	2,351
Niagara Mohawk Power Corp.
1.96%, 6/27/2030 (b)	1,000	907
5.66%, 1/17/2054 (b)	460	457
6.00%, 7/3/2055 (b)	470	485

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
NRG Energy, Inc.
2.00%, 12/2/2025 (b)	710	710
2.45%, 12/2/2027 (b)	795	765
4.45%, 6/15/2029 (b)	615	613
5.41%, 10/15/2035 (b)	2,500	2,503
Oncor Electric Delivery Co. LLC 5.75%, 3/15/2029	110	116
Pacific Gas and Electric Co.
2.95%, 3/1/2026	2,560	2,550
6.40%, 6/15/2033	1,011	1,097
5.80%, 5/15/2034	2,280	2,379
5.70%, 3/1/2035	3,045	3,149
6.00%, 8/15/2035	3,090	3,265
4.20%, 6/1/2041	695	578
3.75%, 8/15/2042 (f)	308	236
4.30%, 3/15/2045	525	423
6.75%, 1/15/2053	70	76
5.90%, 10/1/2054	260	254
PECO Energy Co. 2.80%, 6/15/2050	410	264
Pepco Holdings LLC 7.45%, 8/15/2032	316	366
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	1,510	1,556
Series A-3, 5.54%, 7/15/2047	1,360	1,384
Series A-3, 5.53%, 6/1/2049	1,345	1,375
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	640	624
Series A-4, 5.21%, 12/1/2047	420	412
Series A-5, 5.10%, 6/1/2052	795	758
PNM Energy Transition Bond Co. I LLC Series A-2, 6.03%, 8/15/2048	2,605	2,786
Potomac Electric Power Co. 6.50%, 11/15/2037	1,085	1,233
PPL Capital Funding, Inc.
3.10%, 5/15/2026	155	154
5.25%, 9/1/2034	765	788
PPL Electric Utilities Corp. 5.25%, 5/15/2053	890	872
Progress Energy, Inc. 7.00%, 10/30/2031	300	338
Public Service Co. of Colorado 3.55%, 6/15/2046	214	160
Public Service Co. of Oklahoma
5.25%, 1/15/2033	970	1,002
5.20%, 1/15/2035	343	349
Series G, 6.63%, 11/15/2037	2,490	2,788
Series K, 3.15%, 8/15/2051	25	17
Public Service Electric and Gas Co.
5.38%, 11/1/2039	317	329
3.00%, 3/1/2051	1,925	1,301
SCE Recovery Funding LLC
Series A-1, 4.70%, 6/15/2040	1,081	1,101
5.34%, 3/15/2045	1,480	1,502
Series A-2, 5.11%, 12/15/2047	505	494

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Sierra Pacific Power Co. 5.90%, 3/15/2054	1,030	1,042
Sigeco Securitization I LLC
Series A1, 5.03%, 11/15/2036	795	823
Series A2, 5.17%, 5/15/2041	107	108
Southern California Edison Co.
5.85%, 11/1/2027	1,695	1,740
Series B, 3.65%, 3/1/2028	400	395
Series 05-B, 5.55%, 1/15/2036	10	10
Series 08-A, 5.95%, 2/1/2038	200	206
4.05%, 3/15/2042	567	459
5.88%, 12/1/2053	1,566	1,530
5.75%, 4/15/2054	1,755	1,687
5.90%, 3/1/2055	805	793
Southern Co. (The) 5.70%, 3/15/2034	1,825	1,928
Southwestern Public Service Co. 4.50%, 8/15/2041	200	181
Toledo Edison Co. (The) 6.15%, 5/15/2037	300	330
Virginia Electric and Power Co. 5.70%, 8/15/2053	2,120	2,132
Vistra Operations Co. LLC
6.00%, 4/15/2034 (b)	221	233
5.70%, 12/30/2034 (b)	610	630
5.25%, 10/15/2035 (b)	3,360	3,351
Wisconsin Public Service Corp. 3.30%, 9/1/2049	50	36
		98,644
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp. 5.30%, 11/15/2055	2,030	1,978
Arrow Electronics, Inc.
3.88%, 1/12/2028	11	11
2.95%, 2/15/2032	60	54
Corning, Inc. 3.90%, 11/15/2049	1,043	823
		2,866
Energy Equipment & Services — 0.0% ^
Halliburton Co.
4.85%, 11/15/2035	20	20
4.75%, 8/1/2043	540	483
NOV, Inc. 3.60%, 12/1/2029	155	151
Schlumberger Holdings Corp.
3.90%, 5/17/2028 (b)	20	20
4.30%, 5/1/2029 (b)	35	35
		709
Financial Services — 1.0%
BG Beta I Ltd. (Cayman Islands) 0.00%, 7/16/2054 ‡ (e)	3,980	3,980
CFIN 2022-RTL1 Issuer LLC Class A, 0.00%, 8/17/2027 ‡	5,895	5,895
Corebridge Financial, Inc.
3.65%, 4/5/2027	770	764
3.85%, 4/5/2029	545	537
Fidelity National Information Services, Inc. 3.10%, 3/1/2041	50	38

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Financial Services — continued
Fiserv, Inc.
3.20%, 7/1/2026	395	392
2.65%, 6/1/2030	125	115
5.15%, 8/12/2034	3,200	3,185
4.40%, 7/1/2049	375	299
Global Payments, Inc.
3.20%, 8/15/2029	945	898
5.30%, 8/15/2029	371	380
2.90%, 5/15/2030	273	253
2.90%, 11/15/2031	647	579
5.20%, 11/15/2032	3,135	3,146
5.55%, 11/15/2035	1,560	1,559
Goodleap LLC Class A, 0.00%, 7/15/2038 ‡	6,743	6,990
Jackson Financial, Inc. 4.00%, 11/23/2051	85	60
Nationwide Building Society (United Kingdom)
(SOFR + 1.29%), 2.97%, 2/16/2028 (b) (c)	200	197
(SOFR + 1.65%), 5.54%, 7/14/2036 (b) (c)	2,650	2,750
NTT Finance Corp. (Japan)
5.14%, 7/2/2031 (b)	2,300	2,374
5.17%, 7/16/2032 (b)	2,500	2,578
5.50%, 7/16/2035 (b)	975	1,019
Shell International Finance BV 3.13%, 11/7/2049	60	41
Siemens Financieringsmaatschappij NV (Germany) 4.40%, 5/27/2045 (b)	513	458
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	2,402	2,402
		40,889
Food Products — 0.5%
Bimbo Bakeries USA, Inc. (Mexico)
6.05%, 1/15/2029 (b)	200	209
5.38%, 1/9/2036 (b)	200	204
Bunge Ltd. Finance Corp.
3.20%, 4/21/2031	1,500	1,414
2.75%, 5/14/2031	1,725	1,591
4.65%, 9/17/2034	1,410	1,395
JBS USA Holding Lux SARL
3.75%, 12/1/2031	1,305	1,240
6.75%, 3/15/2034	1,347	1,495
5.50%, 1/15/2036 (b)	1,725	1,766
6.50%, 12/1/2052	1,240	1,296
6.38%, 4/15/2066 (b)	1,840	1,873
JBS USA LUX SARL
5.95%, 4/20/2035 (b)	545	576
6.38%, 2/25/2055 (b)	1,345	1,391
Kraft Heinz Foods Co.
4.63%, 10/1/2039	850	779
4.38%, 6/1/2046	629	528
Mars, Inc.
5.20%, 3/1/2035 (b)	90	93

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Food Products — continued
5.65%, 5/1/2045 (b)	2,335	2,389
Tyson Foods, Inc. 5.70%, 3/15/2034	920	973
		19,212
Gas Utilities — 0.1%
Atmos Energy Corp.
4.15%, 1/15/2043	828	715
4.13%, 10/15/2044	140	120
Boston Gas Co. 4.49%, 2/15/2042 (b)	308	269
Brooklyn Union Gas Co. (The) 4.27%, 3/15/2048 (b)	460	376
ONE Gas, Inc. 2.00%, 5/15/2030	15	14
Southern California Gas Co.
Series VV, 4.30%, 1/15/2049	65	54
6.35%, 11/15/2052	1,370	1,506
Southern Natural Gas Co. LLC 4.80%, 3/15/2047 (b)	6	5
Southwest Gas Corp. 3.80%, 9/29/2046	9	7
		3,066
Ground Transportation — 0.1%
Burlington Northern Santa Fe LLC
7.29%, 6/1/2036	25	31
5.40%, 6/1/2041	70	72
4.38%, 9/1/2042	375	339
3.55%, 2/15/2050	465	348
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	712	641
CSX Corp.
4.10%, 3/15/2044	190	161
4.30%, 3/1/2048	105	89
3.35%, 9/15/2049	95	68
Norfolk Southern Corp.
2.90%, 8/25/2051	40	26
4.05%, 8/15/2052	730	581
Penske Truck Leasing Co. LP 5.55%, 5/1/2028 (b)	40	41
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (b)	120	118
Uber Technologies, Inc.
4.80%, 9/15/2034	720	724
5.35%, 9/15/2054	240	232
Union Pacific Corp. 4.10%, 9/15/2067	10	8
		3,479
Health Care Equipment & Supplies — 0.1%
Abbott Laboratories 4.75%, 11/30/2036	380	386
Becton Dickinson & Co. 4.67%, 6/6/2047	365	323
Boston Scientific Corp. 6.25%, 11/15/2035 (f)	900	1,014
DH Europe Finance II SARL 3.25%, 11/15/2039	1,000	831
Solventum Corp. 5.60%, 3/23/2034	1,590	1,662
		4,216

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — 0.9%
Aetna, Inc. 6.75%, 12/15/2037	475	530
Ascension Health Series B, 2.53%, 11/15/2029	430	407
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	35	23
Cardinal Health, Inc.
5.35%, 11/15/2034	75	78
5.15%, 9/15/2035	2,780	2,840
Cencora, Inc.
2.70%, 3/15/2031	150	139
5.13%, 2/15/2034	1,650	1,705
Children's Hospital Series 2020, 2.93%, 7/15/2050	650	425
Children's Hospital Corp. (The) Series 2020, 2.59%, 2/1/2050	580	363
Cigna Group (The)
5.13%, 5/15/2031	1,080	1,119
5.25%, 1/15/2036	3,300	3,384
3.40%, 3/15/2051	50	35
CommonSpirit Health
2.78%, 10/1/2030	550	514
3.91%, 10/1/2050	545	412
CVS Health Corp.
4.30%, 3/25/2028	171	171
5.25%, 2/21/2033	1,400	1,449
4.78%, 3/25/2038	108	103
CVS Pass-Through Trust Series 2013, 4.70%, 1/10/2036 (b)	472	452
Elevance Health, Inc.
4.63%, 5/15/2042	500	453
4.65%, 1/15/2043	535	484
4.65%, 8/15/2044	100	89
Hackensack Meridian Health, Inc. Series 2020, 2.68%, 9/1/2041	1,430	1,049
HCA, Inc.
3.63%, 3/15/2032	651	618
5.60%, 4/1/2034	1,175	1,232
5.75%, 3/1/2035	1,259	1,329
4.90%, 11/15/2035	1,880	1,873
5.13%, 6/15/2039	725	710
5.50%, 6/15/2047	650	626
3.50%, 7/15/2051	589	410
4.63%, 3/15/2052	1,385	1,157
5.95%, 9/15/2054	600	604
6.10%, 4/1/2064	1,075	1,093
Mayo Clinic Series 2016, 4.13%, 11/15/2052	225	185
Memorial Health Services 3.45%, 11/1/2049	1,340	970
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	200	167
MyMichigan Health Series 2020, 3.41%, 6/1/2050	310	221
Quest Diagnostics, Inc.
2.95%, 6/30/2030	25	24
2.80%, 6/30/2031	60	56
Texas Health Resources 4.33%, 11/15/2055	300	257

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
Triad Holdings III LLC 0.00%, 4/1/2052 ‡	4,984	4,984
UnitedHealth Group, Inc.
3.50%, 8/15/2039	815	688
3.25%, 5/15/2051	560	386
5.88%, 2/15/2053	650	670
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	780	465
		34,949
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.
3.80%, 4/15/2026	135	135
2.75%, 12/15/2029	60	56
2.00%, 5/18/2032	980	831
1.88%, 2/1/2033	130	107
4.00%, 2/1/2050	653	489
DOC DR LLC
3.95%, 1/15/2028	55	55
2.63%, 11/1/2031	505	455
Healthpeak OP LLC 3.50%, 7/15/2029	772	752
Ventas Realty LP
4.13%, 1/15/2026	116	116
3.25%, 10/15/2026	299	297
3.85%, 4/1/2027	560	558
2.50%, 9/1/2031	120	108
Welltower OP LLC
2.80%, 6/1/2031	110	102
6.50%, 3/15/2041	350	393
		4,454
Hotels, Restaurants & Leisure — 0.1%
McDonald's Corp.
4.70%, 12/9/2035	700	702
6.30%, 10/15/2037	8	9
5.15%, 9/9/2052	65	61
5.45%, 8/14/2053	1,060	1,051
Starbucks Corp.
4.90%, 2/15/2031	1,000	1,033
4.45%, 8/15/2049	115	97
		2,953
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 5.80%, 3/15/2032	1,620	1,664
Alexander Funding Trust II 7.47%, 7/31/2028 (b)	1,280	1,366
Constellation Energy Generation LLC
5.80%, 3/1/2033	280	300
5.75%, 10/1/2041	235	242
5.60%, 6/15/2042	150	152

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Independent Power and Renewable Electricity Producers — continued
6.50%, 10/1/2053	1,190	1,314
Southern Power Co. 5.15%, 9/15/2041	15	15
		5,053
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 5.25%, 3/1/2054	1,200	1,162
Industrial REITs — 0.0% ^
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (b)	22	22
Prologis LP
2.88%, 11/15/2029	380	363
3.00%, 4/15/2050	905	608
		993
Insurance — 0.5%
AIA Group Ltd. (Hong Kong) 3.20%, 9/16/2040 (b)	520	415
AIG SunAmerica Global Financing X 6.90%, 3/15/2032 (b)	520	581
Aon Corp.
5.35%, 2/28/2033	65	68
2.90%, 8/23/2051	140	88
Aon North America, Inc.
5.45%, 3/1/2034	1,990	2,081
5.75%, 3/1/2054	590	598
Athene Global Funding
2.95%, 11/12/2026 (b)	3,475	3,435
5.32%, 11/13/2031 (b)	115	117
Berkshire Hathaway Finance Corp.
4.30%, 5/15/2043	100	90
3.85%, 3/15/2052	845	666
Brown & Brown, Inc.
2.38%, 3/15/2031	1,830	1,638
6.25%, 6/23/2055	1,745	1,828
CNO Global Funding 4.95%, 9/9/2029 (b)	1,400	1,427
Corebridge Global Funding
5.20%, 6/24/2029 (b)	1,290	1,327
4.90%, 8/21/2032 (b)	95	96
F&G Annuities & Life, Inc.
7.40%, 1/13/2028	563	591
6.50%, 6/4/2029	470	490
F&G Global Funding 1.75%, 6/30/2026 (b)	750	739
Great-West Lifeco Finance Delaware LP (Canada) 4.15%, 6/3/2047 (b)	20	17
Guardian Life Insurance Co. of America (The) 4.85%, 1/24/2077 (b)	208	175
Hanover Insurance Group, Inc. (The) 2.50%, 9/1/2030	500	455
Hartford Insurance Group, Inc. (The) 4.30%, 4/15/2043	420	368
Jackson National Life Global Funding 3.05%, 4/29/2026 (b)	40	40
Liberty Mutual Insurance Co. 7.88%, 10/15/2026 (b)	15	15
Manulife Financial Corp. (Canada) (USD ICE Swap Rate 5 Year + 1.65%), 4.06%, 2/24/2032 (c)	30	30
Markel Group, Inc. 5.00%, 5/20/2049	20	18
MetLife, Inc. 5.00%, 7/15/2052	30	28

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
Pacific Life Insurance Co. (3-MONTH SOFR + 2.80%), 4.30%, 10/24/2067 (b) (c)	266	217
Principal Financial Group, Inc. 4.11%, 2/15/2028 (b)	838	836
Principal Life Global Funding II 5.10%, 1/25/2029 (b)	800	821
Prudential Financial, Inc. 3.91%, 12/7/2047	300	240
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (b) (c)	200	202
Teachers Insurance & Annuity Association of America
4.90%, 9/15/2044 (b)	10	9
4.27%, 5/15/2047 (b)	415	347
		20,093
Interactive Media & Services — 0.2%
Meta Platforms, Inc.
4.88%, 11/15/2035	2,960	2,992
5.50%, 11/15/2045	2,950	2,951
5.60%, 5/15/2053	1,350	1,345
5.40%, 8/15/2054	875	849
5.63%, 11/15/2055	1,775	1,770
		9,907
IT Services — 0.1%
Accenture Capital, Inc.
4.25%, 10/4/2031	1,125	1,128
4.50%, 10/4/2034	760	754
CGI, Inc. (Canada)
1.45%, 9/14/2026	843	826
2.30%, 9/14/2031	1,515	1,346
		4,054
Machinery — 0.0% ^
Cummins, Inc. 2.60%, 9/1/2050	50	31
nVent Finance SARL (United Kingdom) 4.55%, 4/15/2028	465	468
Parker-Hannifin Corp.
4.45%, 11/21/2044	592	529
4.10%, 3/1/2047	8	7
		1,035
Media — 0.3%
Charter Communications Operating LLC
6.38%, 10/23/2035	528	546
5.85%, 12/1/2035	720	722
4.80%, 3/1/2050	1,475	1,133
3.70%, 4/1/2051	3,220	2,072
Comcast Corp.
5.17%, 1/15/2037 (b)	565	564
3.90%, 3/1/2038	82	72
3.25%, 11/1/2039	1,800	1,430
3.45%, 2/1/2050	754	518
2.89%, 11/1/2051	3,286	1,988

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
5.35%, 5/15/2053	1,160	1,069
2.94%, 11/1/2056	1,729	1,003
2.99%, 11/1/2063	259	144
Cox Communications, Inc.
4.80%, 2/1/2035 (b)	30	28
2.95%, 10/1/2050 (b)	635	360
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	735	852
Time Warner Cable LLC
6.55%, 5/1/2037	400	409
5.50%, 9/1/2041	359	318
		13,228
Metals & Mining — 0.1%
Anglo American Capital plc (South Africa) 5.75%, 4/5/2034 (b)	2,635	2,777
Corp. Nacional del Cobre de Chile (Chile) 6.44%, 1/26/2036 (b)	917	993
Glencore Funding LLC (Australia)
2.63%, 9/23/2031 (b)	40	36
5.63%, 4/4/2034 (b)	1,080	1,133
Nucor Corp. 2.98%, 12/15/2055	20	13
Rio Tinto Finance USA plc (Australia) 4.88%, 3/14/2030	157	162
Steel Dynamics, Inc. 5.38%, 8/15/2034	40	42
Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030	675	650
		5,806
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Resurgent 6.78%, 7/1/2030 ‡	3,000	3,000
Multi-Utilities — 0.2%
Ameren Corp. 3.50%, 1/15/2031	125	120
Ameren Illinois Co. 5.55%, 7/1/2054	1,650	1,664
CenterPoint Energy, Inc. 2.95%, 3/1/2030	40	38
CMS Energy Corp. 3.00%, 5/15/2026	475	472
Consolidated Edison Co. of New York, Inc.
Series 12-A, 4.20%, 3/15/2042	9	8
3.20%, 12/1/2051	1,090	741
Delmarva Power & Light Co. 4.00%, 6/1/2042	235	198
Dominion Energy, Inc. Series F, 5.25%, 8/1/2033	940	970
New York State Electric & Gas Corp. 3.25%, 12/1/2026 (b)	11	11
NiSource, Inc. 1.70%, 2/15/2031	765	670
PG&E Energy Recovery Funding LLC Series A-3, 2.82%, 7/15/2046	50	37
Public Service Enterprise Group, Inc. 1.60%, 8/15/2030	40	35
Puget Energy, Inc.
2.38%, 6/15/2028	20	19
5.73%, 3/15/2035	715	738
San Diego Gas & Electric Co.
3.95%, 11/15/2041	379	317
2.95%, 8/15/2051	1,050	681
5.35%, 4/1/2053	75	72

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Multi-Utilities — continued
Southern Co. Gas Capital Corp.
3.25%, 6/15/2026	254	253
5.75%, 9/15/2033	760	810
Series B, 5.10%, 9/15/2035	975	987
5.88%, 3/15/2041	11	11
4.40%, 6/1/2043	23	20
3.95%, 10/1/2046	9	7
Series 21A, 3.15%, 9/30/2051	420	277
WEC Energy Group, Inc. 5.60%, 9/12/2026	28	28
		9,184
Office REITs — 0.0% ^
COPT Defense Properties LP 2.00%, 1/15/2029	335	312
Oil, Gas & Consumable Fuels — 1.5%
Aker BP ASA (Norway)
5.13%, 10/1/2034 (b)	660	653
5.80%, 10/1/2054 (b)	360	333
BP Capital Markets America, Inc.
4.81%, 2/13/2033	210	214
2.94%, 6/4/2051	1,995	1,301
Cameron LNG LLC 3.70%, 1/15/2039 (b)	961	833
Cheniere Energy Partners LP 5.55%, 10/30/2035 (b)	780	802
Cheniere Energy, Inc. 5.65%, 4/15/2034	690	720
Columbia Pipelines Holding Co. LLC 5.10%, 10/1/2031 (b)	481	490
Columbia Pipelines Operating Co. LLC
5.44%, 2/15/2035 (b)	3,565	3,665
5.96%, 2/15/2055 (b)	2,415	2,406
ConocoPhillips Co.
5.05%, 9/15/2033	95	99
5.50%, 1/15/2055	1,500	1,466
Coterra Energy, Inc.
3.90%, 5/15/2027	935	931
5.60%, 3/15/2034	75	78
5.40%, 2/15/2035	1,250	1,275
Devon Energy Corp. 5.75%, 9/15/2054	558	519
DT Midstream, Inc. 4.30%, 4/15/2032 (b)	900	869
Eastern Energy Gas Holdings LLC 6.20%, 1/15/2055	760	799
Eastern Gas Transmission & Storage, Inc. 3.90%, 11/15/2049	807	595
Enbridge, Inc. (Canada)
5.70%, 3/8/2033	1,090	1,154
5.63%, 4/5/2034	1,350	1,418
4.50%, 6/10/2044	110	95
Energy Transfer LP
4.95%, 5/15/2028	80	81
5.25%, 7/1/2029	1,450	1,496
4.15%, 9/15/2029	1,006	1,000
6.05%, 6/1/2041	30	31

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
6.10%, 2/15/2042	420	425
5.30%, 4/1/2044	170	156
6.00%, 6/15/2048	775	761
6.25%, 4/15/2049	800	804
Eni SpA (Italy) 5.70%, 10/1/2040 (b)	925	925
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	15	16
Enterprise Products Operating LLC
4.95%, 2/15/2035	2,380	2,420
5.20%, 1/15/2036	1,280	1,313
5.10%, 2/15/2045	100	96
4.95%, 10/15/2054	6	5
EOG Resources, Inc. 5.35%, 1/15/2036	80	83
Exxon Mobil Corp.
3.00%, 8/16/2039	1,015	823
3.57%, 3/6/2045	1,215	967
4.11%, 3/1/2046	15	13
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (b)	953	812
Kinder Morgan, Inc.
7.80%, 8/1/2031	1,151	1,340
5.05%, 2/15/2046	1,910	1,745
3.25%, 8/1/2050	20	13
Marathon Petroleum Corp. 4.75%, 9/15/2044	65	57
MPLX LP
5.50%, 6/1/2034	1,770	1,817
5.40%, 4/1/2035	675	685
4.50%, 4/15/2038	8	7
4.95%, 3/14/2052	520	443
Northern Natural Gas Co. 5.63%, 2/1/2054 (b)	240	236
Occidental Petroleum Corp. 4.30%, 8/15/2039	352	299
ONEOK Partners LP 6.65%, 10/1/2036	370	406
ONEOK, Inc.
4.75%, 10/15/2031	2,125	2,135
5.20%, 7/15/2048	30	27
Phillips 66 1.30%, 2/15/2026	35	35
Phillips 66 Co. 4.90%, 10/1/2046	11	10
Pioneer Natural Resources Co.
1.90%, 8/15/2030	1,050	950
2.15%, 1/15/2031	4,300	3,909
Plains All American Pipeline LP
4.70%, 1/15/2031	630	634
5.95%, 6/15/2035	1,475	1,547
5.60%, 1/15/2036	1,155	1,174
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027	375	378
5.03%, 10/1/2029	430	437
Suncor Energy, Inc. (Canada) 6.80%, 5/15/2038	677	753
Targa Resources Corp. 4.90%, 9/15/2030	2,388	2,436

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
TC PipeLines LP 3.90%, 5/25/2027	7	7
TotalEnergies Capital International SA (France)
3.46%, 2/19/2029	40	39
2.99%, 6/29/2041	1,200	917
3.46%, 7/12/2049	815	593
3.13%, 5/29/2050	1,180	808
Valero Energy Corp.
7.50%, 4/15/2032	10	12
3.65%, 12/1/2051	115	81
Western Midstream Operating LP 5.25%, 2/1/2050 (f)	415	361
Williams Cos., Inc. (The)
5.60%, 3/15/2035	1,365	1,427
5.30%, 9/30/2035	145	149
4.85%, 3/1/2048	14	12
5.80%, 11/15/2054	2,000	2,015
6.00%, 3/15/2055	380	393
		61,229
Passenger Airlines — 0.0% ^
United Airlines Pass-Through Trust Series 2016-2, Class A, 3.10%, 10/7/2028	804	768
Pharmaceuticals — 0.2%
AstraZeneca plc (United Kingdom)
6.45%, 9/15/2037	300	346
4.00%, 9/18/2042	240	210
Bristol-Myers Squibb Co.
5.90%, 11/15/2033	35	39
4.25%, 10/26/2049	1,004	840
3.70%, 3/15/2052	1,015	767
5.55%, 2/22/2054	1,160	1,172
Eli Lilly & Co. 5.00%, 2/9/2054	960	917
Merck & Co., Inc.
4.00%, 3/7/2049	860	704
2.90%, 12/10/2061	965	580
Pfizer Investment Enterprises Pte. Ltd. 5.30%, 5/19/2053	2,060	1,997
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	5	5
Takeda Pharmaceutical Co. Ltd. (Japan)
3.03%, 7/9/2040	434	337
5.65%, 7/5/2044	422	432
3.18%, 7/9/2050	1,486	1,016
		9,362
Residential REITs — 0.1%
ERP Operating LP 4.95%, 6/15/2032	101	104
Essex Portfolio LP 2.65%, 3/15/2032	2,000	1,793
Mid-America Apartments LP
3.95%, 3/15/2029	920	916
1.70%, 2/15/2031	30	26

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Residential REITs — continued
UDR, Inc.
2.95%, 9/1/2026	388	385
3.00%, 8/15/2031	305	283
2.10%, 8/1/2032	710	610
3.10%, 11/1/2034	30	26
		4,143
Retail REITs — 0.1%
Brixmor Operating Partnership LP
2.25%, 4/1/2028	840	805
2.50%, 8/16/2031	470	423
Kimco Realty OP LLC 1.90%, 3/1/2028	160	153
NNN REIT, Inc.
3.60%, 12/15/2026	16	16
4.30%, 10/15/2028	620	624
5.60%, 10/15/2033	600	631
5.50%, 6/15/2034	170	177
Realty Income Corp.
3.25%, 1/15/2031	35	33
4.65%, 3/15/2047	8	7
Scentre Group Trust 1 (Australia) 3.63%, 1/28/2026 (b)	90	90
		2,959
Semiconductors & Semiconductor Equipment — 0.6%
Broadcom, Inc.
1.95%, 2/15/2028	2,500	2,397
4.75%, 4/15/2029	25	26
5.05%, 7/12/2029	2,650	2,738
4.55%, 2/15/2032	1,904	1,927
3.14%, 11/15/2035 (b)	1,413	1,238
4.80%, 2/15/2036	241	242
3.50%, 2/15/2041	3,950	3,283
Intel Corp.
3.73%, 12/8/2047	580	424
3.25%, 11/15/2049	695	457
3.05%, 8/12/2051	695	439
5.70%, 2/10/2053	590	566
KLA Corp.
3.30%, 3/1/2050	600	427
4.95%, 7/15/2052	135	125
Marvell Technology, Inc.
5.75%, 2/15/2029	1,360	1,421
2.95%, 4/15/2031	1,405	1,304
5.45%, 7/15/2035	4,818	4,979
NXP BV (Netherlands)
4.40%, 6/1/2027	25	25

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
3.25%, 5/11/2041	1,445	1,100
3.25%, 11/30/2051	682	454
		23,572
Software — 0.4%
Cadence Design Systems, Inc.
4.30%, 9/10/2029	10	10
4.70%, 9/10/2034	1,899	1,911
Intuit, Inc.
5.20%, 9/15/2033	1,210	1,271
5.50%, 9/15/2053	380	382
Microsoft Corp. 2.92%, 3/17/2052	26	18
Oracle Corp.
4.80%, 9/26/2032	2,120	2,084
4.90%, 2/6/2033	1,300	1,271
4.30%, 7/8/2034	10	9
3.90%, 5/15/2035	8	7
3.85%, 7/15/2036	12	10
3.80%, 11/15/2037	20	17
3.60%, 4/1/2040	1,000	771
5.88%, 9/26/2045	1,425	1,344
3.60%, 4/1/2050	1,400	926
4.38%, 5/15/2055	4,900	3,589
6.00%, 8/3/2055	295	274
Roper Technologies, Inc.
3.80%, 12/15/2026	7	7
2.00%, 6/30/2030	25	23
4.90%, 10/15/2034	1,940	1,948
Synopsys, Inc.
5.15%, 4/1/2035	158	162
5.70%, 4/1/2055	1,415	1,418
VMware LLC
1.80%, 8/15/2028	30	28
2.20%, 8/15/2031	160	143
		17,623
Specialized REITs — 0.1%
American Tower Corp.
3.38%, 10/15/2026	312	310
3.80%, 8/15/2029	90	89
2.10%, 6/15/2030	630	572
1.88%, 10/15/2030	1,090	972
3.10%, 6/15/2050	496	333
2.95%, 1/15/2051	324	210
Crown Castle, Inc.
1.05%, 7/15/2026	260	255
4.00%, 3/1/2027	264	263
2.10%, 4/1/2031	2,000	1,763

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialized REITs — continued
Equinix, Inc. 3.20%, 11/18/2029	65	62
Extra Space Storage LP
3.50%, 7/1/2026	50	50
3.90%, 4/1/2029	30	30
4.00%, 6/15/2029	869	864
2.40%, 10/15/2031	45	40
		5,813
Specialty Retail — 0.1%
AutoZone, Inc.
1.65%, 1/15/2031	765	670
5.40%, 7/15/2034	760	792
Home Depot, Inc. (The) 4.25%, 4/1/2046	150	129
Lowe's Cos., Inc. 4.05%, 5/3/2047	130	105
O'Reilly Automotive, Inc.
3.60%, 9/1/2027	432	429
1.75%, 3/15/2031	55	48
		2,173
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.
3.45%, 2/9/2045	20	16
3.85%, 8/4/2046	26	21
3.75%, 9/12/2047	50	40
4.10%, 8/8/2062	1,200	971
Dell International LLC
6.02%, 6/15/2026	107	108
4.90%, 10/1/2026	1,265	1,272
5.25%, 2/1/2028	1,245	1,274
5.30%, 4/1/2032	3,215	3,322
3.45%, 12/15/2051	61	42
		7,066
Tobacco — 0.1%
Altria Group, Inc. 2.45%, 2/4/2032	1,700	1,507
BAT Capital Corp. (United Kingdom)
4.39%, 8/15/2037	1,730	1,602
4.54%, 8/15/2047	14	12
Reynolds American, Inc. (United Kingdom)
7.00%, 8/4/2041	100	107
5.85%, 8/15/2045	180	179
		3,407
Trading Companies & Distributors — 0.1%
Air Lease Corp. 1.88%, 8/15/2026	175	172
Aviation Capital Group LLC
1.95%, 9/20/2026 (b)	120	118
3.50%, 11/1/2027 (b)	30	30
5.38%, 7/15/2029 (b)	2,400	2,464

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Trading Companies & Distributors — continued
5.13%, 4/10/2030 (b)	825	839
WW Grainger, Inc. 4.60%, 6/15/2045	7	6
		3,629
Water Utilities — 0.1%
American Water Capital Corp.
3.45%, 5/1/2050	1,096	796
5.45%, 3/1/2054	2,300	2,273
		3,069
Wireless Telecommunication Services — 0.2%
T-Mobile USA, Inc.
3.88%, 4/15/2030	2,980	2,935
5.15%, 4/15/2034	230	237
4.50%, 4/15/2050	30	25
3.30%, 2/15/2051	125	85
3.40%, 10/15/2052	1,525	1,049
3.60%, 11/15/2060	915	624
Vodafone Group plc (United Kingdom)
5.63%, 2/10/2053	250	243
5.75%, 6/28/2054	1,400	1,381
		6,579
Total Corporate Bonds (Cost $928,816)		919,345
Mortgage-Backed Securities — 20.2%
FHLMC
Pool # 846812, ARM, 6.48%, 4/1/2030 (e)	—	—
Pool # 420195, ARM, 5.45%, 11/1/2030 (e)	2	2
Pool # 789262, ARM, 6.47%, 12/1/2031 (e)	4	4
Pool # 781087, ARM, 6.36%, 12/1/2033 (e)	41	41
Pool # 1B1665, ARM, 6.75%, 4/1/2034 (e)	38	38
Pool # 847356, ARM, 6.82%, 12/1/2034 (e)	39	40
Pool # 782979, ARM, 6.50%, 1/1/2035 (e)	55	57
Pool # 1Q0001, ARM, 6.60%, 1/1/2036 (e)	1	1
Pool # 848431, ARM, 6.22%, 2/1/2036 (e)	27	28
Pool # 1Q0025, ARM, 6.44%, 2/1/2036 (e)	17	18
Pool # 1J1380, ARM, 7.37%, 3/1/2036 (e)	1	1
Pool # 1K1233, ARM, 6.24%, 5/1/2036 (e)	2	2
Pool # 1L1286, ARM, 6.50%, 5/1/2036 (e)	7	7
Pool # 848365, ARM, 6.30%, 7/1/2036 (e)	30	31
Pool # 1G2539, ARM, 6.35%, 10/1/2036 (e)	9	9
Pool # 1A1096, ARM, 6.36%, 10/1/2036 (e)	65	67
Pool # 1J1348, ARM, 6.69%, 10/1/2036 (e)	32	33
Pool # 782760, ARM, 6.29%, 11/1/2036 (e)	30	31
Pool # 1J1400, ARM, 6.50%, 11/1/2036 (e)	1	2
Pool # 1G2671, ARM, 6.51%, 11/1/2036 (e)	50	51
Pool # 1G2552, ARM, 6.53%, 11/1/2036 (e)	7	7

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 1J1634, ARM, 6.35%, 12/1/2036 (e)	40	41
Pool # 1N0368, ARM, 6.74%, 1/1/2037 (e)	3	3
Pool # 1J1516, ARM, 6.63%, 2/1/2037 (e)	1	1
Pool # 1Q0196, ARM, 6.99%, 2/1/2037 (e)	2	2
Pool # 1Q0739, ARM, 6.54%, 3/1/2037 (e)	36	36
Pool # 1J1522, ARM, 7.05%, 3/1/2037 (e)	6	6
Pool # 1H1390, ARM, 6.49%, 4/1/2037 (e)	3	3
Pool # 1G1678, ARM, 6.76%, 4/1/2037 (e)	1	1
Pool # 1J0336, ARM, 6.90%, 4/1/2037 (e)	4	4
Pool # 1G3616, ARM, 6.16%, 5/1/2037 (e)	2	2
Pool # 1J2919, ARM, 5.84%, 8/1/2037 (e)	1	1
Pool # 847834, ARM, 6.60%, 12/1/2037 (e)	1	2
Pool # 848699, ARM, 6.55%, 7/1/2040 (e)	53	55
FHLMC Gold Pools, 20 Year
Pool # C91005, 6.00%, 12/1/2026	2	2
Pool # C91403, 3.50%, 3/1/2032	59	58
Pool # C91849, 3.50%, 9/1/2035	95	93
FHLMC Gold Pools, 30 Year
Pool # G00981, 8.50%, 7/1/2028	1	1
Pool # G04626, 6.00%, 5/1/2031	1	1
Pool # C68485, 7.00%, 7/1/2032	5	6
Pool # G01448, 7.00%, 8/1/2032	17	17
Pool # G60433, 4.50%, 9/1/2033	142	142
Pool # A13845, 5.50%, 9/1/2033	5	5
Pool # A13625, 5.50%, 10/1/2033	63	64
Pool # A16107, 6.00%, 12/1/2033	44	45
Pool # A16779, 6.50%, 12/1/2033	15	15
Pool # A17537, 6.00%, 1/1/2034	34	35
Pool # A61572, 5.00%, 9/1/2034	202	205
Pool # A28796, 6.50%, 11/1/2034	39	41
Pool # G03369, 6.50%, 1/1/2035	66	69
Pool # A46987, 5.50%, 7/1/2035	158	164
Pool # G01919, 4.00%, 9/1/2035	122	121
Pool # C02641, 7.00%, 10/1/2036	27	29
Pool # C02660, 6.50%, 11/1/2036	48	50
Pool # G04386, 7.50%, 2/1/2038	4	4
Pool # A93383, 5.00%, 8/1/2040	140	144
Pool # A93511, 5.00%, 8/1/2040	147	152
Pool # G06493, 4.50%, 5/1/2041	635	641
Pool # Z40179, 4.00%, 7/1/2048	1,570	1,527
FHLMC Gold Pools, Other
Pool # P20570, 7.00%, 7/1/2029	19	19
Pool # WN2258, 3.80%, 9/1/2029	399	397
Pool # G20027, 10.00%, 10/1/2030	1	1
Pool # U50105, 4.00%, 1/1/2032	204	203
Pool # N30129, 6.00%, 5/1/2032	—	—
Pool # U80254, 3.00%, 3/1/2033	133	129
Pool # P20409, 5.50%, 10/1/2033	34	34

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # WA2226, 2.86%, 6/1/2037	444	389
Pool # H09079, 5.50%, 6/1/2037	1	1
Pool # H09069, 6.50%, 9/1/2037	7	7
Pool # U90975, 4.00%, 6/1/2042	625	614
Pool # U90673, 4.00%, 1/1/2043	161	158
Pool # U91253, 4.00%, 4/1/2043	48	46
Pool # U91484, 4.00%, 5/1/2043	39	38
Pool # U99134, 4.00%, 1/1/2046	3,330	3,251
Pool # U69030, 4.50%, 1/1/2046	1,168	1,172
Pool # RE0006, 3.50%, 1/1/2050	2,036	1,860
FHLMC UMBS, 15 Year Pool # ZS8056, 4.00%, 7/1/2033	88	89
FHLMC UMBS, 20 Year
Pool # ZS9065, 4.00%, 6/1/2033	122	122
Pool # SC0104, 3.50%, 8/1/2035	965	942
Pool # ZA2434, 3.00%, 10/1/2036	192	184
FHLMC UMBS, 30 Year
Pool # QB4648, 2.50%, 10/1/2050	226	195
Pool # SD3301, 2.50%, 1/1/2051	2,769	2,405
Pool # RA5680, 2.00%, 8/1/2051	7,646	6,263
Pool # SD0781, 3.00%, 11/1/2051	4,727	4,236
Pool # RA6652, 2.50%, 1/1/2052	4,781	4,082
Pool # SD0923, 2.50%, 1/1/2052	927	802
Pool # SD1076, 3.00%, 1/1/2052	693	621
Pool # QD7332, 2.50%, 2/1/2052	243	209
Pool # RA6702, 3.00%, 2/1/2052	3,388	3,011
Pool # SD3952, 2.50%, 3/1/2052	4,794	4,132
Pool # SD2864, 3.00%, 3/1/2052	239	213
Pool # QE3414, 3.00%, 5/1/2052	3,771	3,384
Pool # SD3781, 4.00%, 7/1/2052	3,042	2,915
Pool # QF0379, 5.00%, 8/1/2052	1,051	1,056
Pool # SD1725, 4.00%, 10/1/2052	4,571	4,380
Pool # RJ1781, 6.00%, 6/1/2054	6,913	7,168
Pool # SL1998, 4.00%, 1/1/2055	6,812	6,527
FNMA
Pool # 54844, ARM, 4.34%, 9/1/2027 (e)	1	1
Pool # 303532, ARM, 4.45%, 3/1/2029 (e)	1	1
Pool # 555258, ARM, 5.90%, 1/1/2033 (e)	105	105
Pool # 722985, ARM, 6.15%, 7/1/2033 (e)	5	5
Pool # 746299, ARM, 6.64%, 9/1/2033 (e)	35	36
Pool # 766610, ARM, 6.35%, 1/1/2034 (e)	11	11
Pool # 920467, ARM, 7.00%, 2/1/2034 (e)	54	56
Pool # 770377, ARM, 6.29%, 4/1/2034 (e)	17	17
Pool # 751531, ARM, 6.21%, 5/1/2034 (e)	45	46
Pool # 782306, ARM, 5.67%, 7/1/2034 (e)	5	5
Pool # 735332, ARM, 6.21%, 8/1/2034 (e)	46	47
Pool # 790235, ARM, 6.23%, 8/1/2034 (e)	37	37
Pool # 791961, ARM, 5.94%, 9/1/2034 (e)	12	12
Pool # 803599, ARM, 6.05%, 10/1/2034 (e)	31	32

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 803594, ARM, 6.09%, 10/1/2034 (e)	45	46
Pool # 896463, ARM, 6.45%, 10/1/2034 (e)	21	21
Pool # 806776, ARM, 5.91%, 11/1/2034 (e)	40	40
Pool # 806778, ARM, 6.36%, 11/1/2034 (e)	97	99
Pool # 810896, ARM, 5.99%, 1/1/2035 (e)	74	76
Pool # 802692, ARM, 6.24%, 1/1/2035 (e)	41	42
Pool # 816597, ARM, 6.42%, 2/1/2035 (e)	10	10
Pool # 745862, ARM, 6.39%, 4/1/2035 (e)	26	27
Pool # 735539, ARM, 6.42%, 4/1/2035 (e)	154	159
Pool # 821378, ARM, 6.04%, 5/1/2035 (e)	29	29
Pool # 823660, ARM, 6.59%, 5/1/2035 (e)	29	29
Pool # 745766, ARM, 6.19%, 6/1/2035 (e)	59	59
Pool # 843026, ARM, 6.15%, 9/1/2035 (e)	80	81
Pool # 832801, ARM, 6.46%, 9/1/2035 (e)	2	2
Pool # 849251, ARM, 6.05%, 1/1/2036 (e)	26	27
Pool # 863729, ARM, 6.52%, 1/1/2036 (e)	5	5
Pool # 877009, ARM, 7.07%, 3/1/2036 (e)	2	2
Pool # 868952, ARM, 6.81%, 5/1/2036 (e)	—	—
Pool # 895141, ARM, 6.32%, 7/1/2036 (e)	35	36
Pool # 894452, ARM, 6.57%, 9/1/2036 (e)	2	2
Pool # 900197, ARM, 6.79%, 10/1/2036 (e)	43	45
Pool # 909377, ARM, 6.64%, 2/1/2037 (e)	6	6
Pool # 995521, ARM, 6.82%, 5/1/2037 (e)	2	2
Pool # 946362, ARM, 6.51%, 9/1/2037 (e)	—	—
Pool # 995615, ARM, 6.19%, 10/1/2037 (e)	1	1
Pool # 952182, ARM, 6.20%, 11/1/2037 (e)	2	2
Pool # 889028, ARM, 5.32%, 1/1/2038 (e)	2	2
FNMA UMBS, 20 Year
Pool # 256351, 6.00%, 8/1/2026	—	—
Pool # 256946, 6.50%, 10/1/2027	1	1
Pool # 256962, 6.00%, 11/1/2027	1	1
Pool # 257126, 6.00%, 3/1/2028	1	1
Pool # AD0329, 6.50%, 9/1/2028	1	1
Pool # MA1138, 3.50%, 8/1/2032	151	149
FNMA UMBS, 30 Year
Pool # 689977, 8.00%, 3/1/2027	2	2
Pool # 695533, 8.00%, 6/1/2027	2	2
Pool # 453258, 6.00%, 11/1/2028	6	6
Pool # 755973, 8.00%, 11/1/2028	18	19
Pool # 455759, 6.00%, 12/1/2028	2	2
Pool # 745630, 5.50%, 1/1/2029	3	3
Pool # 252211, 6.00%, 1/1/2029	3	3
Pool # 323994, 8.00%, 10/1/2029	3	3
Pool # 889020, 6.50%, 11/1/2029	42	44
Pool # 578569, 5.50%, 4/1/2031	6	6
Pool # 598559, 6.50%, 8/1/2031	11	12
Pool # 622542, 5.50%, 9/1/2031	56	57
Pool # 781893, 4.50%, 11/1/2031	7	6

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 788150, 6.00%, 3/1/2032	6	6
Pool # 675555, 6.00%, 12/1/2032	15	15
Pool # AL0045, 6.00%, 12/1/2032	85	88
Pool # 689103, 5.50%, 2/1/2033	9	9
Pool # 674349, 6.00%, 3/1/2033	1	1
Pool # 688625, 6.00%, 3/1/2033	5	5
Pool # 695584, 6.00%, 3/1/2033	2	2
Pool # 702901, 6.00%, 5/1/2033	28	29
Pool # 723852, 5.00%, 7/1/2033	35	35
Pool # 729296, 5.00%, 7/1/2033	71	71
Pool # 729379, 6.00%, 8/1/2033	10	10
Pool # 737825, 6.00%, 9/1/2033	13	14
Pool # 750977, 4.50%, 11/1/2033	22	22
Pool # 725017, 5.50%, 12/1/2033	127	131
Pool # 751341, 5.50%, 3/1/2034	18	18
Pool # AB0054, 4.50%, 12/1/2034	128	129
Pool # 888568, 5.00%, 12/1/2034	3	3
Pool # 815426, 4.50%, 2/1/2035	—	—
Pool # AD0755, 7.00%, 6/1/2035	978	1,040
Pool # 820347, 5.00%, 9/1/2035	29	29
Pool # 845549, 5.50%, 1/1/2036	18	19
Pool # 976871, 6.50%, 8/1/2036	2	2
Pool # 833657, 7.50%, 8/1/2036	12	12
Pool # 885704, 6.00%, 10/1/2036	1	1
Pool # 888696, 6.50%, 7/1/2037	4	4
Pool # 986648, 6.00%, 9/1/2037	55	58
Pool # 888892, 7.50%, 11/1/2037	13	14
Pool # 889883, 6.50%, 3/1/2038	3	3
Pool # 257510, 7.00%, 12/1/2038	57	61
Pool # AD0753, 7.00%, 1/1/2039	33	36
Pool # AD9151, 5.00%, 8/1/2040	8	9
Pool # AO9370, 3.50%, 7/1/2042	239	229
Pool # AT5891, 3.00%, 6/1/2043	1,210	1,123
Pool # AL7527, 4.50%, 9/1/2043	431	435
Pool # AS3163, 4.00%, 8/1/2044	41	40
Pool # BE5039, 3.50%, 7/1/2046	156	149
Pool # BM3500, 4.00%, 9/1/2047	1,292	1,277
Pool # BJ1778, 4.50%, 10/1/2047	479	478
Pool # BM3499, 4.00%, 12/1/2047	86	84
Pool # BN9180, 4.00%, 6/1/2049	324	313
Pool # BK8753, 4.50%, 6/1/2049	596	591
Pool # BO1219, 4.50%, 6/1/2049	1,421	1,411
Pool # CA4018, 3.00%, 8/1/2049	220	199
Pool # BO7077, 3.00%, 9/1/2049	1,627	1,472
Pool # CA5549, 3.00%, 4/1/2050	3,620	3,270
Pool # CA5702, 2.50%, 5/1/2050	4,791	4,154
Pool # CA6079, 2.50%, 6/1/2050	2,763	2,356
Pool # BP6439, 2.50%, 7/1/2050	6,109	5,210

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CA6361, 2.50%, 7/1/2050	3,549	3,088
Pool # CA6989, 2.50%, 9/1/2050	4,209	3,661
Pool # FS1553, 2.50%, 11/1/2050	236	204
Pool # FS3599, 2.50%, 1/1/2051	3,983	3,422
Pool # BQ4516, 2.00%, 2/1/2051	5,671	4,649
Pool # FS5759, 3.50%, 2/1/2051	7,834	7,344
Pool # FS0730, 4.00%, 2/1/2051	3,374	3,250
Pool # FM8651, 2.50%, 4/1/2051	7,267	6,223
Pool # CB0047, 3.00%, 4/1/2051	826	734
Pool # CB1275, 2.50%, 8/1/2051	225	193
Pool # CB1301, 2.50%, 8/1/2051	227	196
Pool # FM8642, 2.50%, 9/1/2051	386	335
Pool # BU0070, 2.50%, 10/1/2051	4,075	3,487
Pool # CB1908, 2.50%, 10/1/2051	9,637	8,289
Pool # MA4466, 2.50%, 11/1/2051	3,824	3,280
Pool # FS1172, 3.00%, 11/1/2051	355	318
Pool # CB2275, 2.50%, 12/1/2051	225	194
Pool # FS2559, 3.00%, 12/1/2051	2,094	1,877
Pool # FS4108, 4.00%, 12/1/2051	3,224	3,092
Pool # CB2637, 2.50%, 1/1/2052	3,338	2,878
Pool # MA4512, 2.50%, 1/1/2052	482	414
Pool # CB2664, 3.00%, 1/1/2052	1,717	1,540
Pool # MA4513, 3.00%, 1/1/2052	540	481
Pool # CB2684, 3.50%, 1/1/2052	280	260
Pool # FS5986, 2.50%, 2/1/2052	4,164	3,590
Pool # FS3345, 3.00%, 2/1/2052	3,955	3,547
Pool # FS7749, 3.00%, 2/1/2052	4,151	3,728
Pool # MA4549, 3.00%, 2/1/2052	552	492
Pool # FA0097, 2.50%, 3/1/2052	6,837	5,895
Pool # FS5446, 2.50%, 3/1/2052	5,335	4,569
Pool # FS8041, 2.50%, 3/1/2052	4,030	3,474
Pool # CB3236, 3.00%, 3/1/2052	208	186
Pool # FS0751, 3.00%, 3/1/2052	797	714
Pool # FA1671, 2.50%, 4/1/2052	7,285	6,296
Pool # BV5389, 3.00%, 4/1/2052	2,000	1,795
Pool # CB3426, 3.50%, 4/1/2052	187	173
Pool # CB3383, 4.00%, 4/1/2052	3,838	3,678
Pool # FS4720, 2.50%, 5/1/2052	4,023	3,477
Pool # CB3494, 3.00%, 5/1/2052	7,500	6,720
Pool # FS7204, 3.00%, 5/1/2052	1,516	1,358
Pool # CB3679, 4.00%, 5/1/2052	3,941	3,778
Pool # CB3913, 4.00%, 5/1/2052	1,574	1,508
Pool # BV2531, 3.00%, 6/1/2052	20,788	18,508
Pool # BV5631, 3.00%, 6/1/2052	6,074	5,450
Pool # CB3891, 3.00%, 6/1/2052	24,689	22,152
Pool # FA1709, 3.00%, 6/1/2052	9,502	8,539
Pool # CB4124, 4.00%, 6/1/2052	2,039	1,953
Pool # MA4656, 4.50%, 7/1/2052	236	231

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CB4608, 4.00%, 9/1/2052	4,327	4,147
Pool # FS2898, 4.50%, 9/1/2052	2,632	2,605
Pool # BW8524, 5.00%, 9/1/2052	1,661	1,663
Pool # BW9985, 5.00%, 9/1/2052	3,601	3,619
Pool # CB4622, 5.00%, 9/1/2052	170	171
Pool # BV6789, 4.00%, 10/1/2052	1,257	1,204
Pool # BX0091, 5.00%, 10/1/2052	1,624	1,626
Pool # BV6794, 5.00%, 11/1/2052	1,413	1,432
Pool # CB5896, 5.00%, 3/1/2053	2,398	2,402
Pool # FS4687, 5.50%, 5/1/2053	187	190
Pool # BY4714, 5.00%, 6/1/2053	5,493	5,499
Pool # BY7027, 5.00%, 8/1/2053	4,724	4,721
FNMA, 30 Year
Pool # 252409, 6.50%, 3/1/2029	9	9
Pool # 252481, 6.50%, 4/1/2029	8	8
Pool # 685946, 6.00%, 9/1/2032	9	9
Pool # 725350, 6.00%, 1/1/2033	5	5
Pool # 653815, 7.00%, 2/1/2033	3	3
Pool # 752786, 6.00%, 9/1/2033	24	24
Pool # 801357, 5.50%, 8/1/2034	11	11
Pool # 813839, 6.00%, 11/1/2034	28	28
Pool # 827816, 6.00%, 1/1/2035	3	3
Pool # 827804, 6.00%, 3/1/2035	4	4
Pool # 931717, 6.50%, 8/1/2039	111	115
FNMA, Other
Pool # AM4660, 3.77%, 12/1/2025	30	30
Pool # AM4991, 3.97%, 12/1/2025	1,475	1,471
Pool # AN0890, 2.63%, 3/1/2026	254	253
Pool # 468645, 4.54%, 7/1/2026	2,185	2,188
Pool # AM7223, 3.11%, 12/1/2026	2,979	2,951
Pool # AM8803, 2.78%, 6/1/2027	4,281	4,211
Pool # AM8987, 2.79%, 6/1/2027	1,570	1,543
Pool # BL9574, 1.00%, 12/1/2027	3,767	3,561
Pool # AM4758, 4.02%, 11/1/2028	78	78
Pool # BL1040, 3.81%, 12/1/2028	3,000	2,996
Pool # BL0907, 3.88%, 12/1/2028	265	264
Pool # BS4959, 2.30%, 3/1/2029	450	429
Pool # AN4975, 3.21%, 3/1/2029	276	271
Pool # AN5527, 3.02%, 7/1/2029	189	183
Pool # BS8075, 5.00%, 9/1/2029	1,883	1,945
Pool # BZ1715, 4.48%, 10/1/2029	2,325	2,371
Pool # BL4364, 2.24%, 11/1/2029	5,168	4,853
Pool # BL4333, 2.52%, 11/1/2029	5,624	5,333
Pool # AM7785, 3.17%, 2/1/2030	2,556	2,478
Pool # AM7516, 3.55%, 2/1/2030	2,000	1,969
Pool # AM8544, 3.08%, 4/1/2030	6,813	6,593
Pool # AM8889, 2.92%, 5/1/2030	8,000	7,678
Pool # AM8700, 2.93%, 6/1/2030	1,782	1,713

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AM9020, 2.97%, 6/1/2030	3,426	3,296
Pool # BZ1291, 4.82%, 8/1/2030	5,000	5,166
Pool # BZ2136, 4.59%, 9/1/2030	810	830
Pool # BS7241, 5.05%, 9/1/2030	5,000	5,212
Pool # BL9251, 1.45%, 10/1/2030	4,272	3,799
Pool # BL9839, 1.48%, 12/1/2030	264	235
Pool # BS1213, 1.28%, 2/1/2031	457	402
Pool # BS0920, 1.50%, 2/1/2031	225	199
Pool # BZ5796, 4.89%, 3/1/2031 ‡	3,597	3,690
Pool # BZ1791, 4.61%, 8/1/2031	4,443	4,541
Pool # BL4315, 2.39%, 9/1/2031	4,211	3,862
Pool # BS5153, 2.53%, 9/1/2031	971	893
Pool # BS5071, 2.63%, 9/1/2031	2,993	2,750
Pool # BS3637, 1.73%, 11/1/2031	3,803	3,364
Pool # BS4510, 1.93%, 12/1/2031	450	401
Pool # BS4313, 1.98%, 1/1/2032	8,350	7,389
Pool # BS8294, 4.44%, 1/1/2032	2,436	2,466
Pool # BS8214, 4.62%, 1/1/2032	1,904	1,945
Pool # BM7037, 1.75%, 3/1/2032 (e)	6,714	5,875
Pool # BS4708, 2.17%, 3/1/2032	275	246
Pool # BS5117, 2.58%, 3/1/2032	3,790	3,475
Pool # BS9519, 5.44%, 4/1/2032	4,077	4,321
Pool # BS5760, 2.43%, 5/1/2032	2,791	2,537
Pool # BS5987, 3.55%, 6/1/2032	399	385
Pool # BZ3982, 4.66%, 6/1/2032	7,464	7,643
Pool # BL7538, 1.52%, 7/1/2032	7,236	6,232
Pool # AN6149, 3.14%, 7/1/2032	3,050	2,879
Pool # BS5530, 3.30%, 7/1/2032	435	413
Pool # BS6243, 3.87%, 8/1/2032	2,164	2,124
Pool # BZ4466, 4.45%, 8/1/2032	5,000	5,056
Pool # BS5887, 3.51%, 9/1/2032	2,000	1,914
Pool # BS6597, 3.67%, 9/1/2032	820	789
Pool # BS6339, 3.80%, 9/1/2032	3,844	3,750
Pool # BS6423, 3.81%, 9/1/2032	450	439
Pool # BS6505, 3.54%, 10/1/2032	3,315	3,181
Pool # BS6822, 3.81%, 10/1/2032	5,575	5,448
Pool # BS6759, 3.97%, 10/1/2032	4,756	4,665
Pool # AP9632, 4.00%, 10/1/2032	97	96
Pool # AP9762, 4.00%, 10/1/2032	55	55
Pool # BZ4871, 4.23%, 10/1/2032	6,120	6,110
Pool # BS6926, 4.51%, 10/1/2032	3,996	4,069
Pool # BS6928, 4.55%, 10/1/2032	2,065	2,110
Pool # 650230, 6.00%, 10/1/2032	2	2
Pool # BM6492, 1.51%, 11/1/2032 (e)	15,704	13,300
Pool # BS6601, 3.54%, 11/1/2032	6,715	6,426
Pool # BS7115, 3.81%, 11/1/2032	10,120	9,880
Pool # AQ7084, 3.50%, 12/1/2032	197	192
Pool # BL9886, 1.47%, 1/1/2033	400	338

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS0391, 1.63%, 1/1/2033	295	252
Pool # AT2703, 3.50%, 5/1/2033	452	442
Pool # AT2954, 3.50%, 5/1/2033	292	286
Pool # AT4180, 3.50%, 5/1/2033	274	269
Pool # AT4939, 3.50%, 5/1/2033	243	238
Pool # BS8470, 4.52%, 6/1/2033	1,972	2,008
Pool # BS9351, 4.70%, 9/1/2033	3,907	3,975
Pool # BS9384, 5.04%, 9/1/2033	3,200	3,353
Pool # 754922, 5.50%, 9/1/2033	23	23
Pool # 762520, 4.00%, 11/1/2033	115	114
Pool # 255020, 5.50%, 11/1/2033	10	10
Pool # BS4198, 2.16%, 12/1/2033	8,669	7,523
Pool # BL1011, 4.02%, 12/1/2033	250	246
Pool # BZ5847, 4.83%, 1/1/2034 ‡	5,594	5,744
Pool # BZ5848, 4.90%, 1/1/2034 ‡	3,521	3,632
Pool # BL3756, 2.92%, 9/1/2034	2,479	2,248
Pool # BZ1884, 4.23%, 9/1/2034	4,250	4,212
Pool # BS7097, 4.67%, 11/1/2034	7,251	7,377
Pool # 735881, 6.00%, 11/1/2034	14	15
Pool # AM8922, 3.03%, 6/1/2035	1,980	1,892
Pool # AM9188, 3.12%, 6/1/2035	6,954	6,346
Pool # BZ4852, 4.49%, 9/1/2035	10,117	10,147
Pool # BZ4781, 5.25%, 9/1/2035	2,061	2,175
Pool # AN0375, 3.76%, 12/1/2035	208	200
Pool # BS7789, 4.62%, 1/1/2036	7,868	7,913
Pool # 849215, 6.50%, 1/1/2036	15	15
Pool # 886320, 6.50%, 7/1/2036	12	12
Pool # 256526, 6.00%, 12/1/2036	2	2
Pool # BS4368, 2.29%, 1/1/2037	4,927	4,120
Pool # 888373, 7.00%, 3/1/2037	1	1
Pool # 256860, 6.50%, 8/1/2037	2	2
Pool # 888796, 6.00%, 9/1/2037	38	39
Pool # 257172, 5.50%, 4/1/2038	2	2
Pool # AO7225, 4.00%, 7/1/2042	208	204
Pool # AO9352, 4.00%, 7/1/2042	306	300
Pool # MA1125, 4.00%, 7/1/2042	254	249
Pool # AR1397, 3.00%, 1/1/2043	628	583
Pool # MA1711, 4.50%, 12/1/2043	999	1,003
Pool # MA1828, 4.50%, 3/1/2044	776	779
Pool # MA2793, 3.50%, 10/1/2046	49	47
Pool # BF0558, 5.00%, 12/1/2049	3,032	3,116
Pool # BF0091, 3.50%, 5/1/2056	841	774
Pool # BF0101, 3.50%, 6/1/2056	2,704	2,493
Pool # BM6545, 3.50%, 5/1/2058	2,634	2,417
Pool # BF0300, 4.00%, 8/1/2058	7,298	7,008
Pool # BF0464, 3.50%, 3/1/2060	2,162	1,984
Pool # BF0546, 2.50%, 7/1/2061	3,181	2,637
Pool # BF0560, 2.50%, 9/1/2061	3,920	3,249

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BF0590, 2.50%, 12/1/2061	6,492	5,380
Pool # BF0579, 3.00%, 12/1/2061	5,391	4,676
Pool # BF0583, 4.00%, 12/1/2061	3,669	3,470
Pool # BF0759, 2.50%, 5/1/2062	5,404	4,479
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 2.50%, 12/25/2055 (g)	10,340	8,796
GNMA I, 30 Year
Pool # 554108, 6.50%, 3/15/2028	9	10
Pool # 486537, 7.50%, 9/15/2028	2	2
Pool # 486631, 6.50%, 10/15/2028	1	1
Pool # 531500, 6.50%, 10/15/2030	41	41
Pool # 591882, 6.50%, 7/15/2032	8	9
Pool # 607645, 6.50%, 2/15/2033	18	19
Pool # 607724, 7.00%, 2/15/2033	22	23
Pool # 604209, 6.50%, 4/15/2033	25	26
Pool # 781614, 7.00%, 6/15/2033	22	24
Pool # BM2141, 5.00%, 7/15/2049	320	326
Pool # CO1916, 5.00%, 9/15/2052	2,666	2,785
GNMA II
Pool # CE5524, ARM, 5.46%, 8/20/2071 (e)	2,514	2,640
Pool # CH7776, ARM, 5.23%, 10/20/2071 (e)	2,996	3,121
Pool # CE5546, ARM, 5.39%, 10/20/2071 (e)	5,012	5,239
Pool # CK7234, ARM, 5.17%, 2/20/2072 (e)	2,532	2,631
Pool # CK2783, ARM, 5.34%, 2/20/2072 (e)	4,869	5,095
Pool # CK2799, ARM, 5.35%, 3/20/2072 (e)	3,985	4,176
Pool # CK2810, ARM, 5.30%, 4/20/2072 (e)	4,870	5,098
Pool # CP1819, ARM, 5.45%, 7/20/2072 (e)	3,879	4,094
Pool # CG5357, ARM, 5.41%, 8/20/2072 (e)	1,276	1,342
Pool # CP4923, ARM, 5.57%, 8/20/2072 (e)	5,323	5,615
GNMA II, 30 Year
Pool # 2234, 8.00%, 6/20/2026	—	—
Pool # 2270, 8.00%, 8/20/2026	—	—
Pool # 2285, 8.00%, 9/20/2026	—	—
Pool # 2324, 8.00%, 11/20/2026	—	—
Pool # 2499, 8.00%, 10/20/2027	1	1
Pool # 2512, 8.00%, 11/20/2027	1	1
Pool # 2525, 8.00%, 12/20/2027	1	1
Pool # 2549, 7.50%, 2/20/2028	1	—
Pool # 2630, 6.50%, 8/20/2028	1	1
Pool # 2646, 7.50%, 9/20/2028	2	2
Pool # 2808, 6.50%, 9/20/2029	8	8
Pool # 3025, 6.50%, 1/20/2031	9	9
Pool # 3068, 6.50%, 4/20/2031	10	10
Pool # 3362, 6.00%, 3/20/2033	18	19
Pool # 3427, 4.50%, 8/20/2033	32	32
Pool # 4840, 7.50%, 9/20/2037	2	3
Pool # 4245, 6.00%, 9/20/2038	269	289
Pool # AK8806, 4.25%, 3/20/2045	622	604
Pool # BA7567, 4.50%, 5/20/2048	34	33

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BM2118, 4.50%, 6/20/2049	142	139
Pool # BO0535, 4.00%, 7/20/2049	1,091	1,028
Pool # BO8227, 5.00%, 7/20/2049	666	684
Pool # BO8229, 5.00%, 7/20/2049	492	507
Pool # BM9734, 4.00%, 10/20/2049	1,117	1,069
Pool # BQ4115, 3.00%, 3/20/2050	2,313	2,088
Pool # 785294, 3.50%, 1/20/2051	2,949	2,669
Pool # CB1543, 3.00%, 2/20/2051	2,185	1,972
Pool # 785445, 2.50%, 3/20/2051	7,542	6,455
Pool # MA7705, 2.50%, 11/20/2051	17,592	15,274
Pool # MA7768, 3.00%, 12/20/2051	429	387
Pool # MA7829, 3.50%, 1/20/2052	531	492
Pool # CK2698, 3.00%, 2/20/2052	1,193	1,077
Pool # CK2716, 3.50%, 2/20/2052	3,629	3,285
Pool # MA7936, 2.50%, 3/20/2052	10,604	9,207
Pool # CM2161, 3.00%, 3/20/2052	1,987	1,793
Pool # CM2213, 3.00%, 3/20/2052	420	379
Pool # 786743, 3.50%, 4/20/2052	7,156	6,493
Pool # CN2859, 4.50%, 6/20/2052	3,490	3,415
Pool # CO4824, 5.00%, 6/20/2052	1,290	1,314
Pool # MA8148, 3.00%, 7/20/2052	15,450	13,944
Pool # CO4865, 5.00%, 7/20/2052	1,794	1,801
Pool # MA8200, 4.00%, 8/20/2052	7,503	7,185
Pool # MA8265, 3.00%, 9/20/2052	2,293	2,076
Pool # CO8413, 4.50%, 9/20/2052	4,490	4,393
Pool # MA8343, 2.50%, 10/20/2052	4,381	3,808
Pool # MA8485, 2.50%, 12/20/2052	7,370	6,408
Pool # MA8721, 3.00%, 3/20/2053	5,241	4,747
Pool # MA8797, 3.50%, 4/20/2053	10,395	9,623
Pool # CT7445, 6.00%, 4/20/2053	1,351	1,392
Pool # MA9011, 2.50%, 7/20/2053	204	178
Pool # MA9301, 3.50%, 11/20/2053	2,899	2,682
Pool # MA9484, 3.50%, 2/20/2054	2,350	2,159
Pool # MA9720, 3.00%, 6/20/2054	200	181
Pool # MB0142, 3.00%, 1/20/2055	9,433	8,516
Pool # MB0360, 2.50%, 5/20/2055	7,900	6,862
GNMA II, Other
Pool # 4385, 5.00%, 3/20/2039	7	7
Pool # 787980, 4.00%, 5/20/2065	6,350	5,995
Total Mortgage-Backed Securities (Cost $816,752)		815,720
Asset-Backed Securities — 11.5%
Academic Loan Funding Trust Series 2013-1A, Class A, 4.99%, 12/26/2044 (b) (e)	347	341
Air Canada Pass-Through Trust (Canada)
Series 2015-2, Class AA, 3.75%, 12/15/2027 (b)	153	150
Series 2017-1, Class AA, 3.30%, 1/15/2030 (b)	324	310
Series 2017-1, Class A, 3.55%, 1/15/2030 (b)	458	435

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
American Airlines Pass-Through Trust
Series 2014-1, Class A, 3.70%, 10/1/2026	15	15
Series 2016-3, Class AA, 3.00%, 10/15/2028	127	122
Series 2019-1, Class A, 3.50%, 2/15/2032	2,105	1,941
American Credit Acceptance Receivables Trust Series 2025-2, Class C, 5.11%, 3/12/2031 (b)	100	101
AmeriCredit Automobile Receivables Trust Series 2023-2, Class A3, 5.81%, 5/18/2028	474	478
AMSR Trust
Series 2021-SFR1, Class D, 2.60%, 6/17/2038 (b)	850	802
Series 2021-SFR3, Class C, 1.80%, 10/17/2038 (b)	1,600	1,558
Series 2021-SFR3, Class E1, 2.33%, 10/17/2038 (b)	2,296	2,234
Series 2024-SFR2, Class A, 4.15%, 11/17/2041 (b)	115	114
Series 2025-SFR1, Class B, 3.66%, 6/17/2042 (b)	2,700	2,585
Ansley Park Capital LLC Series 2025-A, Class C, 4.82%, 4/20/2035 (b)	3,395	3,412
Aqua Finance Issuer Trust Series 2025-A, Class B, 5.56%, 12/19/2050 (b)	3,322	3,379
Avis Budget Rental Car Funding AESOP LLC
Series 2024-1A, Class A, 5.36%, 6/20/2030 (b)	115	119
Series 2025-2A, Class B, 5.51%, 8/20/2031 (b)	1,500	1,548
Bastion Funding I LLC Series 2023-1A, Class A2, 7.12%, 4/25/2038 ‡ (b)	1,760	1,774
BG Beta Ltd. (Cayman Islands), 6.28%, 7/16/2054 ‡	2,730	2,806
Bridge Trust
Series 2024-SFR1, Class A, 4.00%, 8/17/2040 (b)	202	198
Series 2025-SFR1, Class C, 4.20%, 9/17/2042 (b)	1,800	1,711
Bridgecrest Lending Auto Securitization Trust Series 2024-3, Class B, 5.37%, 10/16/2028	2,240	2,250
British Airways Pass-Through Trust (United Kingdom)
Series 2018-1, Class AA, 3.80%, 9/20/2031 (b)	318	313
Series 2018-1, Class A, 4.13%, 9/20/2031 (b)	510	494
Series 2019-1, Class AA, 3.30%, 12/15/2032 (b)	510	485
Business Jet Securities LLC Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (b)	184	183
Carmax Auto Owner Trust Series 2025-2, Class A4, 4.65%, 11/15/2030	3,730	3,797
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (b)	785	756
Carvana Auto Receivables Trust
Series 2021-P4, Class A4, 1.64%, 12/10/2027	264	262
Series 2023-P3, Class A3, 5.82%, 8/10/2028 (b)	592	596
CFIN Issuer LLC Series 2022-RTL1, Class AA, 4.75%, 2/16/2026 ‡ (b) (f)	679	676
Chase Funding Trust Series 2003-6, Class 1A7, 4.85%, 11/25/2034 (f)	164	163
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	800	894
CNH Equipment Trust Series 2022-C, Class A3, 5.15%, 4/17/2028	70	71
Consumer Portfolio Services Auto Trust Series 2025-B, Class C, 5.12%, 7/15/2031 (b)	3,276	3,302
Continental Finance Credit Card ABS Master Trust Series 2022-A, Class A, 6.19%, 10/15/2030 (b)	3,348	3,355
CoreVest American Finance Trust
Series 2019-2, Class B, 3.42%, 6/15/2052 (b)	202	197
Series 2019-2, Class D, 4.22%, 6/15/2052 (b)	2,000	1,920
Series 2020-3, Class B, 2.20%, 8/15/2053 (b)	3,180	3,026
CPS Auto Receivables Trust Series 2022-D, Class C, 7.69%, 1/16/2029 (b)	2,706	2,728
Credit Acceptance Auto Loan Trust
Series 2022-3A, Class C, 8.45%, 2/15/2033 (b)	2,703	2,717
Series 2023-1A, Class B, 7.02%, 5/16/2033 (b)	3,205	3,231
Series 2023-3A, Class A, 6.39%, 8/15/2033 (b)	1,698	1,707

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2023-5A, Class A, 6.13%, 12/15/2033 (b)	3,845	3,876
6.95%, 2/15/2034	6,000	6,038
Series 2024-1A, Class A, 5.68%, 3/15/2034 (b)	3,085	3,111
Series 2024-2A, Class A, 5.95%, 6/15/2034 (b)	4,500	4,581
Series 2024-3A, Class C, 5.39%, 1/16/2035 (b)	4,200	4,252
Series 2025-2A, Class C, 5.38%, 3/17/2036 (b)	7,751	7,834
Credit One, 6.47%, 2/25/2029 ‡ (b)	4,000	4,062
CVS Pass-Through Trust, 5.93%, 1/10/2034 (b)	584	604
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 4.97%, 10/25/2034 (e)	24	24
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (b)	2,700	2,680
Deephaven Residential Mortgage Trust Series 2025-CES1, Class A1A, 5.22%, 10/25/2055 (b) (f)	7,055	7,071
Delta Air Lines Pass-Through Trust
Series 2015-1, Class AA, 3.63%, 7/30/2027	186	184
Series 2020-1, Class AA, 2.00%, 6/10/2028	244	234
Diversified ABS Holdings LLC Series 2024-2A, Class A, 6.56%, 9/30/2044 ‡ (b)	2,729	2,752
Diversified ABS Phase LLC
Series VI, Class A, 7.50%, 11/28/2039 ‡	1,516	1,516
Series 2024-1A, Class A1, 7.08%, 5/30/2044 ‡ (b)	3,105	3,141
DP Lion Holdco LLC Series 2023-1A, Class A, 8.24%, 11/30/2043 ‡	1,238	1,273
Drive Auto Receivables Trust
Series 2025-1, Class C, 4.99%, 9/15/2032	135	137
Series 2025-2, Class D, 4.90%, 12/15/2032	4,950	4,924
DT Auto Owner Trust
Series 2022-3A, Class D, 8.14%, 7/17/2028 (b)	3,500	3,569
Series 2023-1A, Class C, 5.55%, 10/16/2028 (b)	118	119
Energy Assets, 8.11%, 8/25/2044 ‡	967	993
Enterprise Fleet Financing LLC Series 2025-2, Class A4, 4.58%, 12/22/2031 (b)	2,880	2,931
Exeter Automobile Receivables Trust
Series 2025-4A, Class C, 4.57%, 6/16/2031	300	301
Series 2025-3A, Class C, 5.09%, 10/15/2031	195	198
Series 2025-4A, Class D, 5.23%, 1/15/2032	6,400	6,436
Series 2025-5A, Class C, 4.68%, 3/15/2032	3,400	3,418
Series 2025-5A, Class D, 5.16%, 3/15/2032	2,898	2,916
FirstKey Homes Trust
Series 2022-SFR3, Class C, 4.50%, 7/17/2038 (b)	3,466	3,449
Series 2021-SFR1, Class D, 2.19%, 8/17/2038 (b)	4,000	3,920
Series 2021-SFR1, Class E2, 2.49%, 8/17/2038 (b)	8,600	8,428
Series 2022-SFR2, Class E1, 4.50%, 7/17/2039 (b)	3,700	3,634
FMC GMSR Issuer Trust
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (b) (e)	5,000	4,969
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (b) (e)	4,300	4,148
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (b) (e)	3,370	3,263
Series 2024-SAT1, Class A, 6.50%, 3/26/2027 (b) (e)	5,950	6,044
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (b)	6,000	6,019
Fortiva Retail Credit Master Note Business Trust Series 2025-TWO, Class A, 5.92%, 5/15/2031 (b)	4,320	4,319
Foundation Finance Trust Series 2024-2A, Class A, 4.60%, 3/15/2050 (b)	161	162
FW Energy Asset Issuer LLC, 7.15%, 8/25/2044 ‡	3,133	3,209
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 (e)	14	12

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
GLS Auto Receivables Issuer Trust
Series 2022-3A, Class C, 5.34%, 6/15/2028 (b)	87	87
Series 2022-3A, Class D, 6.42%, 6/15/2028 (b)	2,500	2,525
Series 2023-3A, Class C, 6.01%, 5/15/2029 (b)	2,085	2,105
Series 2025-2A, Class C, 5.11%, 1/15/2031 (b)	190	192
Series 2025-2A, Class D, 5.59%, 1/15/2031 (b)	6,980	7,081
Series 2024-3A, Class C, 5.21%, 2/18/2031 (b)	2,500	2,530
Series 2025-3A, Class D, 5.16%, 6/16/2031 (b)	2,970	2,971
Series 2025-4A, Class D, 5.13%, 8/15/2031 (b)	6,000	6,032
GM Financial Consumer Automobile Receivables Trust Series 2023-1, Class A3, 4.66%, 2/16/2028	50	50
Goodgreen
Series 2019-2A, Class A, 2.76%, 4/15/2055 ‡ (b)	1,002	868
Series 2023-1A, Class A, 5.90%, 1/17/2061 ‡ (b)	2,496	2,473
Goodgreen Trust Series 2017-1A, Class A, 3.74%, 10/15/2052 ‡ (b)	205	190
Grene Energy Senio, 11.00%, 1/25/2027 ‡	186	154
GS Mortgage-Backed Securities Trust Series 2025-SL1, Class A1, 5.85%, 11/25/2067 (b) (e)	5,551	5,597
HERO Funding (Cayman Islands)
Series 2017-3A, Class A2, 3.95%, 9/20/2048 ‡ (b)	537	507
Series 2018-1A, Class A2, 4.67%, 9/20/2048 ‡ (b)	58	56
HERO Funding Trust
Series 2016-2A, Class A, 3.75%, 9/20/2041 ‡ (b)	13	13
Series 2016-3A, Class A1, 3.08%, 9/20/2042 ‡ (b)	209	195
Series 2017-1A, Class A2, 4.46%, 9/20/2047 ‡ (b)	549	527
HGI CRE CLO Ltd. (Cayman Islands) Series 2022-FL3, Class B, 6.74%, 4/20/2037 (b) (e)	1,500	1,500
Hilton Grand Vacations Trust
Series 2022-1D, Class A, 3.61%, 6/20/2034 (b)	30	30
Series 2024-2A, Class B, 5.65%, 3/25/2038 (b)	74	75
Series 2024-1B, Class A, 5.75%, 9/15/2039 (b)	57	58
Series 2025-2A, Class A, 4.54%, 5/25/2044 (b)	6,002	6,035
HINNT LLC Series 2024-A, Class B, 5.84%, 3/15/2043 (b)	2,099	2,137
Huntington Bank Auto Credit-Linked Notes Series 2025-2, Class B1, 4.84%, 9/20/2033 (b)	7,390	7,436
Identity Digital Capital LLC, 6.79%, 3/20/2065 ‡	5,000	5,073
Invitation Homes Trust
Series 2024-SFR1, Class A, 4.00%, 9/17/2041 (b)	200	197
Series 2024-SFR1, Class D, 4.25%, 9/17/2041 (b)	3,525	3,423
Jonah, 7.80%, 11/10/2037 ‡	2,062	2,089
Jonah Energy ABS LLC
Series 2022-1, Class A1, 7.20%, 12/10/2037 ‡ (b)	1,252	1,276
Series 2025-1A, Class A1, 6.59%, 12/10/2040 ‡ (b)	2,713	2,748
KGS-Alpha SBA COOF Trust
Series 2012-2, Class A, IO, 1.00%, 8/25/2038 (b) (e)	561	9
Series 2013-2, Class A, IO, 1.90%, 3/25/2039 (b) (e)	525	14
Series 2015-2, Class A, IO, 3.16%, 7/25/2041 ‡ (b) (e)	387	38
Lending Funding Trust Series 2020-2A, Class C, 4.30%, 4/21/2031 (b)	1,795	1,771
Lendingpoint Asset Securitization Trust Series 2022-B, Class B, 5.99%, 10/15/2029 (b)	1,788	1,781
Mariner Finance Issuance Trust Series 2024-AA, Class A, 5.13%, 9/22/2036 (b)	250	253
Mercedes-Benz Auto Receivables Trust Series 2023-1, Class A3, 4.51%, 11/15/2027	33	33
Mercury Financial Credit Card Master Trust Series 2024-2A, Class A, 6.56%, 7/20/2029 (b)	4,220	4,245

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 (b)	215	217
MMAF Equipment Finance LLC Series 2024-A, Class A4, 5.10%, 7/13/2049 (b)	1,206	1,248
MNR ABS Issuer I LLC, 8.95%, 12/15/2038 ‡	1,634	1,681
MVW LLC
Series 2019-2A, Class B, 2.44%, 10/20/2038 (b)	492	490
Series 2025-1A, Class B, 5.21%, 9/22/2042 (b)	3,879	3,947
Series 2025-2A, Class B, 4.72%, 10/20/2044 (b)	7,219	7,246
Series 2025-2A, Class C, 4.97%, 10/20/2044 (b)	3,855	3,871
New Century Home Equity Loan Trust
Series 2003-5, Class AI6, 4.85%, 11/25/2033 (f)	156	155
Series 2003-5, Class AI7, 4.85%, 11/25/2033 (e)	—	—
Nexgen, Inc., 0.00%, 11/16/2033 ‡ (e)	572	572
NMABS Issuer LLC Series 2025-1A, Class A, 5.14%, 11/20/2055 ‡ (b)	7,025	7,055
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (b)	1,900	1,872
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (b)	856	840
OneMain Direct Auto Receivables Trust
Series 2019-1A, Class A, 3.63%, 9/14/2027 (b)	4	4
Series 2019-1A, Class B, 3.95%, 11/14/2028 (b)	3,880	3,872
Series 2025-1A, Class D, 6.10%, 7/14/2037 (b)	4,000	4,131
Oportun Issuance Trust
Series 2025-D, Class B, 5.31%, 2/8/2033 (b)	8,375	8,378
Series 2025-B, Class B, 5.28%, 5/9/2033 (b)	2,000	2,004
PEAC Solutions Receivables LLC Series 2024-1A, Class A3, 5.64%, 11/20/2030 (b)	5,900	6,050
Perimeter Master Note Business Trust Series 2025-1A, Class A, 5.58%, 12/16/2030 (b)	6,550	6,589
Porsche Innovative Lease Owner Trust Series 2024-1A, Class A4, 4.66%, 2/20/2030 (b)	4,230	4,264
PowerPay Issuance Trust Series 2025-1A, Class A, 5.23%, 11/18/2041 (b)	5,989	6,009
Prestige Auto Receivables Trust Series 2022-1A, Class C, 7.09%, 8/15/2028 (b)	1,243	1,244
PRET LLC
Series 2021-RN3, Class A1, 5.84%, 9/25/2051 (b) (f)	2,062	2,063
Series 2021-RN4, Class A1, 6.49%, 10/25/2051 (b) (e)	3,222	3,225
Progress Residential Trust
Series 2022-SFR2, Class E1, 4.55%, 4/17/2027 (b)	4,000	3,947
Series 2024-SFR5, Class A, 3.00%, 8/9/2029 (b)	249	237
Series 2024-SFR5, Class D, 3.38%, 8/9/2029 (b) (e)	1,892	1,783
Series 2021-SFR6, Class E1, 2.43%, 7/17/2038 (b)	3,446	3,395
Series 2022-SFR3, Class E2, 5.60%, 4/17/2039 (b)	2,685	2,682
Series 2024-SFR1, Class A, 3.35%, 2/17/2041 (b)	544	528
Series 2024-SFR1, Class E1, 3.85%, 2/17/2041 (b)	4,000	3,834
Series 2024-SFR3, Class A, 3.00%, 6/17/2041 (b)	239	228
Series 2024-SFR4, Class A, 3.10%, 7/17/2041 (b)	359	344
Series 2025-SFR2, Class C, 3.56%, 4/17/2042 (b)	7,424	7,028
Series 2025-SFR3, Class B, 3.39%, 7/17/2042 (b)	4,250	3,989
Series 2025-SFR6, Class C, 4.00%, 9/17/2042 (b) (g)	3,200	3,070
Series 2025-SFR5, Class C, 4.00%, 10/17/2042 (b)	1,750	1,679
Series 2025-SFR5, Class D, 4.00%, 10/17/2042 (b)	2,540	2,419
Purewest ABS Issuer LLC Series 2025-1, Class A2, 6.53%, 4/5/2040 ‡ (b)	4,963	5,062
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 (f)	287	69

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 ‡ (b)	297	279
Series 2017-2A, Class A, 3.22%, 9/22/2053 ‡ (b)	23	22
Series 2024-1A, Class A, 6.21%, 11/20/2059 ‡ (b)	3,904	3,964
RT Fin LLC, 7.85%, 10/15/2043 ‡	2,008	2,046
Santander Drive Auto Receivables Trust
Series 2024-2, Class C, 5.84%, 6/17/2030	120	123
Series 2022-5, Class D, 5.67%, 12/16/2030	4,700	4,742
Series 2022-6, Class D, 5.69%, 2/18/2031	5,800	5,841
Series 2022-7, Class C, 6.69%, 3/17/2031	150	153
Series 2024-2, Class D, 6.28%, 8/15/2031	4,700	4,836
Series 2024-4, Class D, 5.32%, 12/15/2031	1,550	1,566
Series 2025-4, Class C, 4.52%, 1/15/2032	2,740	2,747
SCF Equipment Leasing LLC
Series 2024-1A, Class A3, 5.52%, 1/20/2032 (b)	200	203
Series 2024-1A, Class B, 5.56%, 4/20/2032 (b)	2,280	2,342
Series 2023-1A, Class C, 6.77%, 8/22/2033 (b)	3,815	3,976
Series 2025-1A, Class A3, 5.11%, 11/21/2033 (b)	3,500	3,575
Series 2025-2A, Class C, 4.82%, 6/20/2036 (b)	4,460	4,485
Series 2025-2A, Class D, 5.33%, 6/20/2036 (b)	2,705	2,704
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 2.80%, 1/25/2036 (f)	133	115
Sierra Timeshare Receivables Funding LLC Series 2024-2A, Class A, 5.14%, 6/20/2041 (b)	109	110
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA, Class A3, 4.47%, 7/20/2028 (b)	100	101
Stream Innovations Issuer Trust Series 2024-1A, Class A, 6.27%, 7/15/2044 (b)	2,548	2,653
Tricon Residential Trust Series 2022-SFR1, Class D, 4.75%, 4/17/2039 (b)	1,837	1,824
United Airlines Pass-Through Trust
Series 2018-1, Class B, 4.60%, 3/1/2026	287	286
Series 2016-1, Class A, 3.45%, 7/7/2028	454	438
Series 2018-1, Class AA, 3.50%, 3/1/2030	511	494
Series 2018-1, Class A, 3.70%, 3/1/2030	1,115	1,066
Series 2019-1, Class AA, 4.15%, 8/25/2031	711	701
Series 2019-1, Class A, 4.55%, 8/25/2031	636	619
Series 2019-2, Class AA, 2.70%, 5/1/2032	961	884
Series 2024-1, Class AA, 5.45%, 2/15/2037	1,434	1,486
UOG ABS Issuer LLC Series 2023-1, Class A1, 8.35%, 6/5/2040 ‡ (b)	1,386	1,432
US Auto Funding Trust Series 2022-1A, Class B, 5.13%, 12/15/2025 ‡ (b)	4,543	1,601
VFI ABS LLC Series 2025-1A, Class B, 4.97%, 12/24/2030 (b)	1,590	1,600
vMobo, Inc., 7.46%, 7/18/2027 ‡	5,997	5,707
VOLT CI LLC Series 2021-NP10, Class A1, 5.99%, 5/25/2051 (b) (f)	34	34
Western Funding Auto Loan Trust Series 2025-1, Class A, 4.75%, 7/16/2035 (b)	200	201
Westgate Resorts LLC Series 2022-1A, Class A, 1.79%, 8/20/2036 (b)	46	46
Westlake Automobile Receivables Trust
Series 2022-2A, Class D, 5.48%, 9/15/2027 (b)	4,025	4,035
Series 2023-3A, Class C, 6.02%, 9/15/2028 (b)	3,400	3,439
Series 2023-4A, Class C, 6.64%, 11/15/2028 (b)	2,632	2,688
Series 2023-2A, Class D, 7.01%, 11/15/2028 (b)	3,047	3,102
Wingspire Equipment Finance LLC Series 2024-1A, Class B, 5.06%, 9/20/2032 (b)	4,000	4,036

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Wolf Energy Asset Issuer LLC, 5.70%, 7/25/2050 ‡	2,834	2,834
Total Asset-Backed Securities (Cost $465,237)		466,838
Collateralized Mortgage Obligations — 5.4%
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	1,827	1,873
Series 2005-1CB, Class 1A6, IF, IO, 3.03%, 3/25/2035 (e)	244	30
Series 2005-22T1, Class A2, IF, IO, 1.00%, 6/25/2035 (e)	2,507	237
Series 2005-20CB, Class 3A8, IF, IO, 0.68%, 7/25/2035 (e)	841	53
Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	785	676
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	46	17
Series 2005-37T1, Class A2, IF, IO, 0.98%, 9/25/2035 (e)	1,825	157
Series 2005-54CB, Class 1A2, IF, IO, 0.78%, 11/25/2035 (e)	1,254	84
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	498	384
Series 2005-57CB, Class 3A2, IF, IO, 1.03%, 12/25/2035 (e)	370	35
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	218	195
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	833	401
Anchor Mortgage Trust
8.23%, 3/25/2031 ‡ (e)	4,000	4,052
Series 2025-RTL1, Class A1, 5.72%, 5/25/2040 (b) (f)	3,515	3,527
Banc of America Alternative Loan Trust
Series 2004-6, Class 15, PO, 7/25/2019	5	2
Series 2006-4, Class 1A4, 6.00%, 5/25/2046	210	194
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034	41	30
Series 2004-2, Class 30, PO, 9/20/2034	57	44
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	99	90
Series 2005-7, Class 30, PO, 11/25/2035	48	48
Series 2005-8, Class 30, PO, 1/25/2036	28	18
Series 2006-A, Class 3A2, 4.68%, 2/20/2036 (e)	71	64
Banc of America Mortgage Trust Series 2004-A, Class 2A2, 5.74%, 2/25/2034 (e)	17	17
Bear Stearns ARM Trust
Series 2003-7, Class 3A, 6.86%, 10/25/2033 (e)	8	8
Series 2004-1, Class 12A1, 5.27%, 4/25/2034 (e)	107	96
Series 2004-2, Class 14A, 4.50%, 5/25/2034 (e)	16	15
Series 2006-1, Class A1, 5.95%, 2/25/2036 (e)	211	206
BVRT LLC Series 2025-1, Class B, 4.19%, 5/10/2033 ‡ (b) (e)	4,136	3,972
CAFL Issuer LP
Series 2025-RRTL1, Class A1, 5.68%, 5/28/2040 (b) (f)	7,170	7,230
Series 2025-RRTL2, Class A1, 5.18%, 11/28/2040 ‡ (b) (f)	3,565	3,540
CFIN LLC Series 2024-1A, Class A, 6.50%, 11/27/2028 ‡ (b)	4,700	4,792
CHL Mortgage Pass-Through Trust
Series 2004-HYB1, Class 2A, 5.16%, 5/20/2034 (e)	21	20
Series 2004-HYB3, Class 2A, 4.64%, 6/20/2034 (e)	71	68
Series 2004-7, Class 2A1, 5.40%, 6/25/2034 (e)	59	54
Series 2004-HYB6, Class A3, 5.28%, 11/20/2034 (e)	77	74
Series 2005-16, Class A23, 5.50%, 9/25/2035	168	102
Series 2005-22, Class 2A1, 4.88%, 11/25/2035 (e)	471	388

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust
Series 2005-5, Class A, PO, 8/25/2035	24	15
Series 2005-8, Class A, PO, 11/25/2035	45	27
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 6/25/2033	1	1
Series 2003-HYB1, Class A, 6.74%, 9/25/2033 (e)	8	7
Citigroup Mortgage Loan Trust
Series 2004-UST1, Class A6, 6.23%, 8/25/2034 (e)	7	6
Series 2015-A, Class B2, 4.50%, 6/25/2058 (b) (e)	96	94
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3, PO, 9/25/2033	6	4
Series 2003-1, Class 2, PO, 10/25/2033	—	—
Series 2003-1, Class 2A6, PO, 10/25/2033	4	3
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	8	7
Series 2005-1, Class 2A1A, 3.45%, 2/25/2035 (e)	105	92
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	62	63
Series 2005-5, Class 1A2, 4.37%, 8/25/2035 (e)	130	110
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2003-1, Class DB1, 6.68%, 2/25/2033 (e)	122	126
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	24	24
Series 2003-25, Class 1P, PO, 10/25/2033	59	45
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-4, Class 3A18, 5.50%, 6/25/2035	359	372
Series 2005-4, Class 3A23, 5.50%, 6/25/2035	757	784
CVS Pass-Through Trust, 5.77%, 1/10/2033 (b)	23	24
EQV Abs Issuer I LLC, 5.85%, 12/15/2040 ‡	2,764	2,776
FHLMC Seasoned Credit Risk Transfer Trust
Series 2017-4, Class HT, 3.25%, 6/25/2057 (f)	5,488	5,036
Series 2017-4, Class M45T, 4.50%, 6/25/2057	2,495	2,448
Series 2019-1, Class MT, 3.50%, 7/25/2058	2,166	1,956
Series 2019-3, Class MB, 3.50%, 10/25/2058	1,722	1,473
Series 2019-4, Class M55D, 4.00%, 2/25/2059	66	63
Series 2020-1, Class MA, 2.50%, 8/25/2059	4,312	4,003
Series 2022-1, Class MTU, 3.25%, 11/25/2061	2,855	2,511
Series 2023-1, Class MT, 3.00%, 10/25/2062	4,232	3,603
Series 2024-1, Class MT, 3.00%, 11/25/2063	1,976	1,692
Series 2024-2, Class MT, 3.50%, 5/25/2064	6,211	5,498
FHLMC, REMIC
Series 3131, Class BK, 5.50%, 3/15/2026	1	1
Series 1829, Class ZB, 6.50%, 3/15/2026	—	—
Series 3877, Class LM, 3.50%, 6/15/2026	—	—
Series 1890, Class H, 7.50%, 9/15/2026	—	—
Series 1899, Class ZE, 8.00%, 9/15/2026	2	2
Series 3229, Class HE, 5.00%, 10/15/2026	—	—
Series 1963, Class Z, 7.50%, 1/15/2027	2	2
Series 1935, Class FL, 4.96%, 2/15/2027 (e)	—	—
Series 1981, Class Z, 6.00%, 5/15/2027	1	1
Series 1970, Class PG, 7.25%, 7/15/2027	1	1

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 1987, Class PE, 7.50%, 9/15/2027	3	3
Series 2019, Class Z, 6.50%, 12/15/2027	6	6
Series 2038, Class PN, IO, 7.00%, 3/15/2028	5	—
Series 2040, Class PE, 7.50%, 3/15/2028	8	8
Series 4251, Class KW, 2.50%, 4/15/2028	572	563
Series 2043, Class CJ, 6.50%, 4/15/2028	2	2
Series 2054, Class PV, 7.50%, 5/15/2028	5	5
Series 2075, Class PM, 6.25%, 8/15/2028	20	20
Series 2075, Class PH, 6.50%, 8/15/2028	18	18
Series 2086, Class GB, 6.00%, 9/15/2028	4	4
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	9	—
Series 2095, Class PE, 6.00%, 11/15/2028	24	25
Series 2125, Class JZ, 6.00%, 2/15/2029	10	11
Series 2136, Class PG, 6.00%, 3/15/2029	10	11
Series 2132, Class SB, IF, 11.82%, 3/15/2029 (e)	2	2
Series 2141, IO, 7.00%, 4/15/2029	2	—
Series 2169, Class TB, 7.00%, 6/15/2029	27	28
Series 2163, Class PC, IO, 7.50%, 6/15/2029	3	—
Series 2172, Class QC, 7.00%, 7/15/2029	24	24
Series 2176, Class OJ, 7.00%, 8/15/2029	22	22
Series 2201, Class C, 8.00%, 11/15/2029	4	4
Series 2209, Class TC, 8.00%, 1/15/2030	9	10
Series 2210, Class Z, 8.00%, 1/15/2030	22	23
Series 2224, Class CB, 8.00%, 3/15/2030	5	6
Series 2230, Class Z, 8.00%, 4/15/2030	11	11
Series 2234, Class PZ, 7.50%, 5/15/2030	11	11
Series 2247, Class Z, 7.50%, 8/15/2030	13	14
Series 2256, Class MC, 7.25%, 9/15/2030	9	10
Series 2259, Class ZM, 7.00%, 10/15/2030	24	25
Series 2262, Class Z, 7.50%, 10/15/2030	2	3
Series 2271, Class PC, 7.25%, 12/15/2030	25	26
Series 2296, Class PD, 7.00%, 3/15/2031	16	16
Series 2319, Class FD, 4.96%, 5/15/2031 (e)	1	1
Series 2313, Class LA, 6.50%, 5/15/2031	6	6
Series 2325, Class PM, 7.00%, 6/15/2031	13	13
Series 2359, Class ZB, 8.50%, 6/15/2031	39	42
Series 2344, Class ZD, 6.50%, 8/15/2031	133	139
Series 2344, Class ZJ, 6.50%, 8/15/2031	18	19
Series 2345, Class NE, 6.50%, 8/15/2031	15	16
Series 2351, Class PZ, 6.50%, 8/15/2031	11	11
Series 2353, Class AZ, 6.00%, 9/15/2031	67	69
Series 2367, Class ME, 6.50%, 10/15/2031	30	32
Series 2396, Class FM, 4.71%, 12/15/2031 (e)	9	9
Series 2399, Class OH, 6.50%, 1/15/2032	31	32
Series 2399, Class TH, 6.50%, 1/15/2032	40	42
Series 2464, Class SI, IF, IO, 3.74%, 2/15/2032 (e)	73	7
Series 2410, Class QX, IF, IO, 4.39%, 2/15/2032 (e)	12	1
Series 2410, Class NG, 6.50%, 2/15/2032	34	36

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2420, Class XK, 6.50%, 2/15/2032	56	59
Series 2412, Class SP, IF, 7.59%, 2/15/2032 (e)	34	37
Series 2410, Class QS, IF, 8.43%, 2/15/2032 (e)	31	33
Series 2444, Class ES, IF, IO, 3.69%, 3/15/2032 (e)	28	2
Series 2450, Class SW, IF, IO, 3.74%, 3/15/2032 (e)	22	2
Series 2448, Class FT, 5.26%, 3/15/2032 (e)	6	6
Series 2430, Class WF, 6.50%, 3/15/2032	75	79
Series 2423, Class MC, 7.00%, 3/15/2032	38	40
Series 2423, Class MT, 7.00%, 3/15/2032	31	33
Series 2435, Class CJ, 6.50%, 4/15/2032	43	45
Series 2434, Class TC, 7.00%, 4/15/2032	40	42
Series 2436, Class MC, 7.00%, 4/15/2032	14	14
Series 2455, Class GK, 6.50%, 5/15/2032	89	94
Series 2450, Class GZ, 7.00%, 5/15/2032	27	28
Series 2462, Class JG, 6.50%, 6/15/2032	41	43
Series 2466, Class PH, 6.50%, 6/15/2032	71	75
Series 2474, Class NR, 6.50%, 7/15/2032	41	43
Series 2484, Class LZ, 6.50%, 7/15/2032	44	47
Series 2505, Class D, 5.50%, 9/15/2032	16	16
Series 2500, Class MC, 6.00%, 9/15/2032	31	32
Series 2501, Class PW, 6.00%, 9/15/2032	7	7
Series 2835, Class QO, PO, 12/15/2032	6	5
Series 2543, Class YX, 6.00%, 12/15/2032	86	90
Series 2544, Class HC, 6.00%, 12/15/2032	48	50
Series 2552, Class ME, 6.00%, 1/15/2033	105	110
Series 2567, Class QD, 6.00%, 2/15/2033	113	118
Series 2575, Class ME, 6.00%, 2/15/2033	267	279
Series 2596, Class QG, 6.00%, 3/15/2033	56	58
Series 2586, Class WI, IO, 6.50%, 3/15/2033	25	3
Series 2631, Class SA, IF, 7.05%, 6/15/2033 (e)	2	2
Series 2692, Class SC, IF, 4.77%, 7/15/2033 (e)	20	22
Series 4240, Class B, 3.00%, 8/15/2033	1,807	1,756
Series 2733, Class SB, IF, 4.18%, 10/15/2033 (e)	18	18
Series 2780, Class SY, IF, 7.14%, 11/15/2033 (e)	1	1
Series 3920, Class LP, 5.00%, 1/15/2034	229	235
Series 2744, Class PE, 5.50%, 2/15/2034	1	1
Series 3611, PO, 7/15/2034	19	17
Series 2990, Class UZ, 5.75%, 6/15/2035	615	648
Series 3004, Class EK, 5.50%, 7/15/2035	1,081	1,126
Series 3014, Class OD, PO, 8/15/2035	17	15
Series 3085, Class WF, 5.06%, 8/15/2035 (e)	42	42
Series 3012, Class ZE, 5.75%, 8/15/2035	42	44
Series 3047, Class OD, 5.50%, 10/15/2035	154	158
Series 3074, Class BH, 5.00%, 11/15/2035	42	42
Series 3064, Class MC, 5.50%, 11/15/2035	2,224	2,324
Series 3102, Class FB, 4.56%, 1/15/2036 (e)	8	8
Series 3102, Class HS, IF, 8.96%, 1/15/2036 (e)	6	7
Series 3117, Class EO, PO, 2/15/2036	99	89

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3117, Class OK, PO, 2/15/2036	61	54
Series 3134, PO, 3/15/2036	15	13
Series 3152, Class MO, PO, 3/15/2036	77	69
Series 3122, Class ZB, 6.00%, 3/15/2036	35	37
Series 3138, PO, 4/15/2036	81	71
Series 3607, Class BO, PO, 4/15/2036	42	37
Series 3219, Class DI, IO, 6.00%, 4/15/2036	54	9
Series 3819, Class ZQ, 6.00%, 4/15/2036	330	349
Series 3149, Class SO, PO, 5/15/2036	15	12
Series 3233, Class OP, PO, 5/15/2036	23	19
Series 3171, Class MO, PO, 6/15/2036	8	8
Series 3179, Class OA, PO, 7/15/2036	59	51
Series 3194, Class SA, IF, IO, 2.84%, 7/15/2036 (e)	17	2
Series 3211, Class SO, PO, 9/15/2036	77	69
Series 3218, Class AO, PO, 9/15/2036	36	30
Series 3232, Class ST, IF, IO, 2.44%, 10/15/2036 (e)	112	9
Series 3256, PO, 12/15/2036	49	42
Series 4476, Class CM, 3.50%, 12/15/2036	207	204
Series 3261, Class OA, PO, 1/15/2037	63	54
Series 3260, Class CS, IF, IO, 1.88%, 1/15/2037 (e)	106	10
Series 3274, Class JO, PO, 2/15/2037	18	16
Series 3275, Class FL, 4.70%, 2/15/2037 (e)	14	14
Series 3290, Class SB, IF, IO, 2.19%, 3/15/2037 (e)	143	13
Series 3318, Class AO, PO, 5/15/2037	3	2
Series 3607, PO, 5/15/2037	74	62
Series 3315, Class HZ, 6.00%, 5/15/2037	59	62
Series 3326, Class JO, PO, 6/15/2037	5	4
Series 3331, PO, 6/15/2037	60	53
Series 3607, Class OP, PO, 7/15/2037	175	150
Series 4048, Class FJ, 4.83%, 7/15/2037 (e)	171	169
Series 3385, Class SN, IF, IO, 1.74%, 11/15/2037 (e)	23	2
Series 3387, Class SA, IF, IO, 2.16%, 11/15/2037 (e)	90	8
Series 3422, Class AI, IO, 0.25%, 1/15/2038 (f)	374	4
Series 3404, Class SC, IF, IO, 1.74%, 1/15/2038 (e)	133	13
Series 3424, Class PI, IF, IO, 2.54%, 4/15/2038 (e)	118	12
Series 3461, Class LZ, 6.00%, 6/15/2038	4	4
Series 3481, Class SJ, IF, IO, 1.59%, 8/15/2038 (e)	130	13
Series 3511, Class SA, IF, IO, 1.74%, 2/15/2039 (e)	93	8
Series 4701, Class CH, 3.00%, 7/15/2039	83	80
Series 3549, Class FA, 5.46%, 7/15/2039 (e)	7	7
Series 3621, Class BO, PO, 1/15/2040	56	49
Series 3632, Class BS, IF, 3.31%, 2/15/2040 (e)	18	18
Series 3747, Class PY, 4.00%, 10/15/2040	489	485
Series 3925, Class FL, 4.71%, 1/15/2041 (e)	11	11
Series 3844, Class DB, 4.50%, 4/15/2041	33	34
Series 3852, Class QN, IF, 5.50%, 5/15/2041 (e)	54	52
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (e)	166	169
Series 3871, Class JB, 5.50%, 6/15/2041	21	22

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3924, Class LC, 4.00%, 9/15/2041	183	180
Series 3957, Class B, 4.00%, 11/15/2041	60	59
Series 3966, Class NA, 4.00%, 12/15/2041	153	151
Series 4217, Class KY, 3.00%, 6/15/2043	2,300	2,072
Series 4928, Class PB, 2.50%, 9/25/2048	332	312
Series 4902, Class BA, 3.00%, 1/25/2049	208	194
Series 4865, Class PE, 3.00%, 3/15/2049	177	171
FHLMC, STRIPS
Series 233, Class 11, IO, 5.00%, 9/15/2035	119	19
Series 233, Class 13, IO, 5.00%, 9/15/2035	165	24
Series 269, Class 30, 3.00%, 8/15/2042	33	31
Series 299, Class 300, 3.00%, 1/15/2043	849	790
Series 310, PO, 9/15/2043	474	371
Series 323, Class 300, 3.00%, 1/15/2044	675	626
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 4.40%, 7/25/2032 (e)	162	150
Series T-76, Class 2A, 2.20%, 10/25/2037 (e)	419	386
Series T-51, Class 2A, 7.50%, 8/25/2042 (e)	131	133
Series T-54, Class 2A, 6.50%, 2/25/2043	729	740
Series T-54, Class 3A, 7.00%, 2/25/2043	201	212
Series T-58, Class A, PO, 9/25/2043	46	38
Series T-59, Class 1AP, PO, 10/25/2043	113	59
First Horizon Alternative Mortgage Securities Trust
Series 2004-AA4, Class A1, 5.18%, 10/25/2034 (e)	53	52
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	312	139
Series 2007-FA4, Class 1A2, IF, IO, 1.58%, 8/25/2037 (e)	788	74
FNMA REMIC Trust Series 2007-42, Class AO, PO, 5/25/2037	3	3
FNMA Trust, Whole Loan
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	41	43
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	55	58
Series 2004-W15, Class 2AF, 4.44%, 8/25/2044 (e)	86	85
Series 2005-W3, Class 2AF, 4.41%, 3/25/2045 (e)	245	243
Series 2006-W2, Class 1AF1, 4.41%, 2/25/2046 (e)	79	78
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	4,803	4,726
FNMA, Grantor Trust, Whole Loan
Series 2002-T19, Class A2, 7.00%, 7/25/2042	313	333
Series 2004-T3, Class 1A3, 7.00%, 2/25/2044	159	164
FNMA, REMIC
Series 2011-96, Class GA, 3.00%, 5/25/2026	1	1
Series 2011-81, Class KB, 3.50%, 8/25/2026	—	—
Series 1997-27, Class J, 7.50%, 4/18/2027	—	—
Series 1997-29, Class J, 7.50%, 4/20/2027	1	1
Series 1997-39, Class PD, 7.50%, 5/20/2027	7	7
Series 1997-42, Class ZC, 6.50%, 7/18/2027	—	—
Series 2012-98, Class KY, 3.50%, 9/25/2027	411	408
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	3	—
Series 1998-36, Class ZB, 6.00%, 7/18/2028	5	5
Series 1999-18, Class Z, 5.50%, 4/18/2029	—	—

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 1999-17, Class C, 6.35%, 4/25/2029	4	4
Series 1999-62, Class PB, 7.50%, 12/18/2029	4	4
Series 2000-2, Class ZE, 7.50%, 2/25/2030	18	19
Series 2010-136, Class BA, 3.50%, 12/25/2030	177	175
Series 2000-52, IO, 8.50%, 1/25/2031	3	—
Series 2001-7, Class PF, 7.00%, 3/25/2031	3	3
Series 2011-31, Class DB, 3.50%, 4/25/2031	466	459
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	30	3
Series 2001-30, Class PM, 7.00%, 7/25/2031	23	23
Series 2001-36, Class DE, 7.00%, 8/25/2031	29	30
Series 2001-49, Class Z, 6.50%, 9/25/2031	9	10
Series 2001-44, Class MY, 7.00%, 9/25/2031	62	65
Series 2001-44, Class PD, 7.00%, 9/25/2031	6	6
Series 2001-44, Class PU, 7.00%, 9/25/2031	11	11
Series 2001-52, Class KB, 6.50%, 10/25/2031	10	11
Series 2003-52, Class SX, IF, 10.39%, 10/25/2031 (e)	14	15
Series 2001-61, Class Z, 7.00%, 11/25/2031	93	97
Series 2001-72, Class SX, IF, 7.72%, 12/25/2031 (e)	1	2
Series 2002-1, Class SA, IF, 11.58%, 2/25/2032 (e)	6	7
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (e)	48	1
Series 2002-11, Class QF, 4.69%, 3/25/2032 (e)	1	1
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (e)	1	1
Series 2002-21, Class LO, PO, 4/25/2032	3	2
Series 2002-21, Class PE, 6.50%, 4/25/2032	24	26
Series 2002-28, Class PK, 6.50%, 5/25/2032	63	66
Series 2012-66, Class CB, 3.00%, 6/25/2032	1,538	1,499
Series 2002-37, Class Z, 6.50%, 6/25/2032	18	19
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	43	3
Series 2002-51, Class FZ, 4.69%, 8/25/2032 (e)	3	3
Series 2002-48, Class GH, 6.50%, 8/25/2032	86	91
Series 2002-52, Class FG, 4.69%, 9/25/2032 (e)	2	2
Series 2002-68, Class FT, 4.55%, 10/18/2032 (e)	—	—
Series 2002-64, Class FE, 4.60%, 10/18/2032 (e)	—	—
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (e)	10	11
Series 2004-59, Class BG, PO, 12/25/2032	34	31
Series 2002-77, Class S, IF, 6.81%, 12/25/2032 (e)	15	16
Series 2002-95, Class FT, 4.69%, 1/25/2033 (e)	1	1
Series 2002-97, Class GB, 5.50%, 1/25/2033	3	3
Series 2003-22, Class UD, 4.00%, 4/25/2033	351	348
Series 2003-35, Class UC, 3.75%, 5/25/2033	1	1
Series 2003-42, Class GB, 4.00%, 5/25/2033	28	28
Series 2003-34, Class AX, 6.00%, 5/25/2033	60	63
Series 2003-34, Class ED, 6.00%, 5/25/2033	268	279
Series 2003-39, IO, 6.00%, 5/25/2033 (e)	13	2
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	99	13
Series 2007-97, Class KI, IO, 7.00%, 5/25/2033	200	13
Series 2003-47, Class PE, 5.75%, 6/25/2033	52	54
Series 2003-64, Class SX, IF, 2.94%, 7/25/2033 (e)	13	13

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-87, Class SL, IF, 4.91%, 7/25/2033 (e)	24	25
Series 2003-132, Class OA, PO, 8/25/2033	1	1
Series 2003-71, Class DS, IF, 1.70%, 8/25/2033 (e)	133	126
Series 2003-74, Class SH, IF, 2.63%, 8/25/2033 (e)	32	29
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	126	15
Series 2003-91, Class SD, IF, 5.52%, 9/25/2033 (e)	21	23
Series 2013-101, Class AE, 3.00%, 10/25/2033	1,603	1,560
Series 2013-101, Class E, 3.00%, 10/25/2033	1,520	1,479
Series 2013-108, Class GU, 3.00%, 10/25/2033	1,875	1,820
Series 2003-116, Class SB, IF, IO, 3.41%, 11/25/2033 (e)	126	11
Series 2006-44, Class P, PO, 12/25/2033	286	253
Series 2003-130, Class SX, IF, 5.24%, 1/25/2034 (e)	1	1
Series 2003-131, Class CH, 5.50%, 1/25/2034	17	18
Series 2004-25, Class SA, IF, 8.01%, 4/25/2034 (e)	42	46
Series 2004-46, Class SK, IF, 4.99%, 5/25/2034 (e)	69	74
Series 2004-46, Class QB, IF, 7.25%, 5/25/2034 (e)	48	52
Series 2004-36, Class SA, IF, 8.01%, 5/25/2034 (e)	122	136
Series 2004-51, Class SY, IF, 5.87%, 7/25/2034 (e)	25	26
Series 2005-56, Class S, IF, IO, 2.52%, 7/25/2035 (e)	142	11
Series 2005-66, Class SG, IF, 6.91%, 7/25/2035 (e)	45	50
Series 2005-68, Class PG, 5.50%, 8/25/2035	100	103
Series 2005-72, Class SB, IF, 6.41%, 8/25/2035 (e)	1	1
Series 2005-84, Class XM, 5.75%, 10/25/2035	220	227
Series 2005-110, Class GL, 5.50%, 12/25/2035	1,142	1,192
Series 2005-109, Class PC, 6.00%, 12/25/2035	54	55
Series 2006-16, Class OA, PO, 3/25/2036	42	38
Series 2006-22, Class AO, PO, 4/25/2036	74	66
Series 2006-23, Class KO, PO, 4/25/2036	9	9
Series 2006-44, Class GO, PO, 6/25/2036	113	101
Series 2006-53, Class US, IF, IO, 2.39%, 6/25/2036 (e)	163	13
Series 2006-56, PO, 7/25/2036	79	70
Series 2006-58, PO, 7/25/2036	50	44
Series 2006-58, Class AP, PO, 7/25/2036	106	87
Series 2006-65, Class QO, PO, 7/25/2036	76	66
Series 2006-56, Class FC, 4.48%, 7/25/2036 (e)	141	140
Series 2006-58, Class FL, 4.65%, 7/25/2036 (e)	13	13
Series 2006-60, Class DZ, 6.50%, 7/25/2036	1,820	1,931
Series 2011-19, Class ZY, 6.50%, 7/25/2036	6	6
Series 2006-72, Class TO, PO, 8/25/2036	13	11
Series 2006-79, Class DO, PO, 8/25/2036	57	49
Series 2007-7, Class SG, IF, IO, 2.31%, 8/25/2036 (e)	785	87
Series 2006-77, Class PC, 6.50%, 8/25/2036	107	110
Series 2006-90, Class AO, PO, 9/25/2036	27	25
Series 2008-42, Class AO, PO, 9/25/2036	26	23
Series 2009-19, Class IP, IO, 5.50%, 10/25/2036	308	51
Series 2006-109, PO, 11/25/2036	29	25
Series 2006-110, PO, 11/25/2036	138	121
Series 2006-111, Class EO, PO, 11/25/2036	18	15

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2006-124, Class HB, 6.31%, 11/25/2036 (e)	283	300
Series 2006-119, PO, 12/25/2036	21	18
Series 2006-118, Class A2, 4.36%, 12/25/2036 (e)	81	79
Series 2009-70, Class CO, PO, 1/25/2037	145	120
Series 2006-128, Class BP, 5.50%, 1/25/2037	12	12
Series 2007-14, Class ES, IF, IO, 2.25%, 3/25/2037 (e)	213	23
Series 2007-77, Class FG, 4.69%, 3/25/2037 (e)	22	22
Series 2007-16, Class FC, 4.94%, 3/25/2037 (e)	30	30
Series 2007-14, Class GZ, 5.50%, 3/25/2037	5	5
Series 2007-48, PO, 5/25/2037	29	26
Series 2007-60, Class AX, IF, IO, 2.96%, 7/25/2037 (e)	614	85
Series 2007-81, Class GE, 6.00%, 8/25/2037	73	77
Series 2007-88, Class VI, IF, IO, 2.35%, 9/25/2037 (e)	420	36
Series 2007-91, Class ES, IF, IO, 2.27%, 10/25/2037 (e)	316	35
Series 2007-116, Class HI, IO, 1.67%, 1/25/2038 (e)	184	11
Series 2008-1, Class BI, IF, IO, 1.72%, 2/25/2038 (e)	104	9
Series 2008-16, Class IS, IF, IO, 2.01%, 3/25/2038 (e)	45	4
Series 2008-10, Class XI, IF, IO, 2.04%, 3/25/2038 (e)	109	10
Series 2008-27, Class SN, IF, IO, 2.71%, 4/25/2038 (e)	54	6
Series 2008-44, PO, 5/25/2038	4	4
Series 2008-53, Class CI, IF, IO, 3.01%, 7/25/2038 (e)	54	6
Series 2008-80, Class SA, IF, IO, 1.66%, 9/25/2038 (e)	153	13
Series 2008-81, Class SB, IF, IO, 1.66%, 9/25/2038 (e)	196	15
Series 2009-6, Class GS, IF, IO, 2.36%, 2/25/2039 (e)	130	11
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	4	1
Series 2009-60, Class HT, 6.00%, 8/25/2039	133	141
Series 2009-99, Class SC, IF, IO, 1.99%, 12/25/2039 (e)	38	3
Series 2009-103, Class MB, 6.56%, 12/25/2039 (e)	62	62
Series 2009-112, Class ST, IF, IO, 2.06%, 1/25/2040 (e)	5	1
Series 2010-49, Class SC, IF, 4.29%, 3/25/2040 (e)	98	98
Series 2010-64, Class DM, 5.00%, 6/25/2040	32	33
Series 2010-80, Class HZ, 5.00%, 7/25/2040	220	227
Series 2010-71, Class HJ, 5.50%, 7/25/2040	84	87
Series 2010-147, Class SA, IF, IO, 2.34%, 1/25/2041 (e)	444	54
Series 2011-30, Class LS, IO, 1.74%, 4/25/2041 (e)	142	11
Series 2011-75, Class FA, 4.74%, 8/25/2041 (e)	23	23
Series 2011-118, Class MT, 7.00%, 11/25/2041	113	120
Series 2011-130, Class CA, 6.00%, 12/25/2041	321	340
Series 2012-83, Class AC, 3.00%, 8/25/2042	192	177
Series 2013-2, Class AD, 1.50%, 2/25/2043	133	123
Series 2013-6, Class PY, 2.00%, 2/25/2043	97	66
Series 2013-81, Class TA, 3.00%, 2/25/2043	326	323
Series 2017-49, Class LA, 3.00%, 6/25/2043	108	106
Series 2013-92, PO, 9/25/2043	389	299
Series 2013-90, Class PM, 3.50%, 9/25/2043	1,694	1,592
Series 2013-101, Class DO, PO, 10/25/2043	681	519
Series 2013-104, Class CY, 5.00%, 10/25/2043	250	259
Series 2013-128, PO, 12/25/2043	711	546

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2018-3, Class LP, 3.00%, 2/25/2047	168	162
Series 2018-47, Class VC, 3.00%, 12/25/2047	415	409
Series 2019-25, Class PA, 3.00%, 5/25/2048	100	95
Series 2019-60, Class DA, 2.50%, 3/25/2049	219	199
Series 2020-46, Class KB, 1.25%, 6/25/2050	7,786	6,152
Series 2011-2, Class WA, 5.81%, 2/25/2051 (e)	65	68
Series 2021-95, Class GA, 1.88%, 3/25/2051	7,523	6,346
FNMA, REMIC Trust, Whole Loan
Series 2007-W7, Class 1A4, IF, 14.06%, 7/25/2037 (e)	4	5
Series 2003-W4, Class 2A, 5.05%, 10/25/2042 (e)	22	23
Series 2003-W1, Class 1A1, 4.70%, 12/25/2042 (e)	200	202
Series 2003-W1, Class 2A, 5.08%, 12/25/2042 (e)	89	90
Series 2003-W10, Class 1A4, 4.51%, 6/25/2043	8	8
Series 2009-W1, Class A, 6.00%, 12/25/2049	111	116
FNMA, REMIC, Whole Loan
Series 2007-101, Class A2, 4.73%, 6/27/2036 (e)	141	143
Series 2007-54, Class FA, 4.59%, 6/25/2037 (e)	84	83
Series 2007-106, Class A7, 6.06%, 10/25/2037 (e)	42	43
Series 2003-18, Class X1, IO, 0.52%, 12/25/2042 (e)	608	3
FNMA, STRIPS
Series 318, Class 1, PO, 1/25/2032	4	4
Series 329, Class 1, PO, 1/25/2033	11	10
Series 345, Class 6, IO, 5.00%, 12/25/2033 (e)	18	2
Series 351, Class 7, IO, 5.00%, 4/25/2034 (e)	60	6
Series 355, Class 11, IO, 6.00%, 7/25/2034	56	7
Series 365, Class 8, IO, 5.50%, 5/25/2036	85	15
Series 374, Class 5, IO, 5.50%, 8/25/2036	44	7
Series 393, Class 6, IO, 5.50%, 4/25/2037	15	1
Series 383, Class 32, IO, 6.00%, 1/25/2038	22	4
Series 383, Class 33, IO, 6.00%, 1/25/2038	58	10
FNMA, Whole Loan Series 2004-W15, Class 1A1, 6.00%, 8/25/2044	5	5
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 4.38%, 6/19/2035 (e)	190	186
GNMA
Series 2001-35, Class SA, IF, IO, 4.18%, 8/16/2031 (e)	23	—
Series 2002-52, Class GH, 6.50%, 7/20/2032	129	129
Series 2003-4, Class MZ, 5.50%, 1/20/2033	19	19
Series 2003-58, Class BE, 6.50%, 1/20/2033	178	177
Series 2003-12, Class SP, IF, IO, 3.63%, 2/20/2033 (e)	41	—
Series 2003-46, Class MG, 6.50%, 5/20/2033	133	133
Series 2003-52, Class AP, PO, 6/16/2033	37	33
Series 2003-112, Class SA, IF, IO, 2.48%, 12/16/2033 (e)	150	1
Series 2004-16, Class GC, 5.50%, 2/20/2034	32	32
Series 2004-28, Class S, IF, 8.46%, 4/16/2034 (e)	58	64
Series 2004-90, Class SI, IF, IO, 2.03%, 10/20/2034 (e)	200	10
Series 2004-89, Class BS, IF, 4.81%, 10/20/2034 (e)	3	3
Series 2004-98, Class SB, IF, 9.63%, 11/20/2034 (e)	21	23
Series 2005-68, Class DP, IF, 6.62%, 6/17/2035 (e)	14	15
Series 2010-14, Class CO, PO, 8/20/2035	69	59

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-58, Class NI, IO, 5.50%, 8/20/2035 (e)	315	28
Series 2005-74, Class HB, 7.50%, 9/16/2035	1	1
Series 2005-74, Class HC, 7.50%, 9/16/2035	4	4
Series 2005-68, Class KI, IF, IO, 2.23%, 9/20/2035 (e)	468	43
Series 2005-91, Class PI, IO, 6.00%, 12/20/2035	67	5
Series 2006-16, Class OP, PO, 3/20/2036	32	27
Series 2006-38, Class ZK, 6.50%, 8/20/2036	385	384
Series 2006-59, Class SD, IF, IO, 2.63%, 10/20/2036 (e)	121	8
Series 2011-22, Class WA, 5.76%, 2/20/2037 (e)	140	144
Series 2007-9, Class CI, IF, IO, 2.13%, 3/20/2037 (e)	11	1
Series 2007-17, Class JO, PO, 4/16/2037	32	27
Series 2007-17, Class JI, IF, IO, 2.74%, 4/16/2037 (e)	300	23
Series 2007-19, Class SD, IF, IO, 2.13%, 4/20/2037 (e)	157	1
Series 2007-28, Class BO, PO, 5/20/2037	33	27
Series 2007-26, Class SC, IF, IO, 2.13%, 5/20/2037 (e)	133	3
Series 2007-27, Class SA, IF, IO, 2.13%, 5/20/2037 (e)	139	3
Series 2007-36, Class SE, IF, IO, 2.40%, 6/16/2037 (e)	78	1
Series 2007-47, Class PH, 6.00%, 7/16/2037	1,141	1,182
Series 2007-40, Class SB, IF, IO, 2.68%, 7/20/2037 (e)	293	10
Series 2007-42, Class SB, IF, IO, 2.68%, 7/20/2037 (e)	173	7
Series 2007-53, Class SW, IF, 7.98%, 9/20/2037 (e)	15	16
Series 2009-79, Class OK, PO, 11/16/2037	47	40
Series 2007-67, Class EI, IF, IO, 0.02%, 11/20/2037 (e)	513	—
Series 2007-67, Class GI, IF, IO, 0.02%, 11/20/2037 (e)	1,540	—
Series 2007-73, Class MI, IF, IO, 1.93%, 11/20/2037 (e)	100	—
Series 2007-76, Class SA, IF, IO, 2.46%, 11/20/2037 (e)	199	1
Series 2007-72, Class US, IF, IO, 2.48%, 11/20/2037 (e)	96	1
Series 2007-79, Class SY, IF, IO, 2.48%, 12/20/2037 (e)	87	1
Series 2008-2, Class NS, IF, IO, 2.47%, 1/16/2038 (e)	194	11
Series 2008-2, Class MS, IF, IO, 3.09%, 1/16/2038 (e)	58	5
Series 2008-10, Class S, IF, IO, 1.76%, 2/20/2038 (e)	105	1
Series 2009-106, Class ST, IF, IO, 1.93%, 2/20/2038 (e)	23	1
Series 2008-36, Class SH, IF, IO, 2.23%, 4/20/2038 (e)	146	1
Series 2008-36, Class ZA, 4.25%, 4/20/2038	253	251
Series 2008-40, Class SA, IF, IO, 2.33%, 5/16/2038 (e)	656	34
Series 2008-38, Class PL, 5.50%, 5/20/2038	44	45
Series 2008-55, Class SA, IF, IO, 2.13%, 6/20/2038 (e)	83	1
Series 2008-71, Class SC, IF, IO, 1.93%, 8/20/2038 (e)	37	—
Series 2008-65, Class PG, 6.00%, 8/20/2038	22	22
Series 2009-25, Class SE, IF, IO, 3.53%, 9/20/2038 (e)	73	2
Series 2008-93, Class AS, IF, IO, 1.63%, 12/20/2038 (e)	106	6
Series 2009-6, Class SA, IF, IO, 2.03%, 2/16/2039 (e)	106	—
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	221	3
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	99	5
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	96	5
Series 2009-22, Class SA, IF, IO, 2.20%, 4/20/2039 (e)	170	13
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	48	3
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	51	3

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2009-43, Class SA, IF, IO, 1.88%, 6/20/2039 (e)	95	4
Series 2009-72, Class SM, IF, IO, 2.18%, 8/16/2039 (e)	192	15
Series 2010-31, Class NO, PO, 3/20/2040	338	294
Series 2013-75, Class WA, 5.08%, 6/20/2040 (e)	414	426
Series 2010-130, Class CP, 7.00%, 10/16/2040	52	56
Series 2010-157, Class OP, PO, 12/20/2040	373	324
Series 2011-75, Class SM, IF, IO, 2.53%, 5/20/2041 (e)	260	17
Series 2014-188, Class W, 4.54%, 10/20/2041 (e)	185	187
Series 2012-141, Class WC, 3.75%, 1/20/2042 (e)	127	122
Series 2012-96, Class QJ, 2.00%, 8/20/2042	113	82
Series 2013-54, Class WA, 4.87%, 11/20/2042 (e)	786	807
Series 2013-91, Class WA, 4.41%, 4/20/2043 (e)	424	412
Series 2013-116, Class JY, 4.00%, 8/16/2043	1,300	1,254
Series 2018-160, Class PA, 3.50%, 7/20/2046	548	542
Series 2018-5, Class AB, 3.00%, 1/20/2048	96	89
Series 2025-6, Class A, 3.50%, 11/20/2050	5,458	5,239
Series 2022-9, Class P, 2.00%, 9/20/2051	5,084	4,557
Series 2022-154, Class JZ, 4.50%, 9/20/2052	1,441	1,324
Series 2023-115, Class TS, IF, 6.60%, 6/20/2053 (e)	4,229	4,398
Series 2012-H24, Class FG, 4.65%, 4/20/2060 (e)	1	1
Series 2013-H03, Class FA, 4.52%, 8/20/2060 (e)	—	—
Series 2012-H21, Class CF, 4.92%, 5/20/2061 (e)	—	—
Series 2013-H05, Class FB, 4.50%, 2/20/2062 (e)	10	10
Series 2012-H15, Class FA, 4.67%, 5/20/2062 (e)	—	—
Series 2012-H26, Class MA, 4.77%, 7/20/2062 (e)	3	3
Series 2012-H28, Class FA, 4.80%, 9/20/2062 (e)	1	1
Series 2012-H29, Class FA, 4.74%, 10/20/2062 (e)	50	50
Series 2012-H31, Class FD, 4.56%, 12/20/2062 (e)	142	142
Series 2013-H01, Class FA, 1.65%, 1/20/2063	—	—
Series 2013-H04, Class BA, 1.65%, 2/20/2063	2	2
Series 2013-H08, Class FC, 4.67%, 2/20/2063 (e)	129	129
Series 2013-H07, Class HA, 4.63%, 3/20/2063 (e)	89	89
Series 2013-H09, Class HA, 1.65%, 4/20/2063	10	10
Series 2013-H18, Class JA, 4.82%, 8/20/2063 (e)	168	168
Series 2014-H01, Class FD, 4.87%, 1/20/2064 (e)	51	51
Series 2024-57, Class PT, 4.50%, 4/20/2064	3,804	3,758
Series 2014-H09, Class TA, 4.82%, 4/20/2064 (e)	62	62
Series 2015-H15, Class FD, 4.66%, 6/20/2065 (e)	274	274
Series 2015-H15, Class FJ, 4.66%, 6/20/2065 (e)	502	502
Series 2015-H16, Class FG, 4.66%, 7/20/2065 (e)	524	524
Series 2015-H23, Class FB, 4.74%, 9/20/2065 (e)	438	438
Series 2015-H32, Class FH, 4.88%, 12/20/2065 (e)	299	300
Series 2017-H08, Class XI, IO, 2.27%, 3/20/2067 (e)	2,093	85
Series 2017-H14, Class FV, 4.72%, 6/20/2067 (e)	17	17
Series 2021-H14, Class CF, 5.50%, 9/20/2071 (e)	4,536	4,621
GSMPS Mortgage Loan Trust
Series 2001-2, Class A, 7.50%, 6/19/2032 (b) (e)	185	182
Series 2005-RP3, Class 1AS, IO, 0.10%, 9/25/2035 (b) (e)	309	7

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-RP3, Class 1AF, 4.42%, 9/25/2035 (b) (e)	409	352
Series 2006-RP2, Class 1AS2, IF, IO, 1.87%, 4/25/2036 (b) (e)	1,150	73
GSR Mortgage Loan Trust
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	64	67
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	23	24
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	49	50
Series 2005-4F, Class AP, PO, 5/25/2035	—	—
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	208	209
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	622	255
Impac CMB Trust Series 2005-4, Class 2A1, 4.67%, 5/25/2035 (e)	48	47
Impac Secured Assets CMN Owner Trust Series 2003-3, Class A1, 5.20%, 8/25/2033 (e)	7	7
Impac Secured Assets Trust Series 2006-1, Class 2A1, 4.77%, 5/25/2036 (e)	41	39
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3, 6.30%, 11/25/2033 (e)	49	49
Series 2006-A3, Class 6A1, 4.95%, 8/25/2034 (e)	13	13
Series 2006-A2, Class 4A1, 6.45%, 8/25/2034 (e)	70	72
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.74%, 4/25/2036 (e)	174	108
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	414	96
LHOME Mortgage Trust Series 2025-RTL2, Class A1, 5.61%, 4/25/2040 (b) (e)	3,045	3,064
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 6.29%, 4/21/2034 (e)	45	44
Series 2004-4, Class 2A1, 5.92%, 5/25/2034 (e)	22	21
Series 2004-13, Class 3A7, 5.64%, 11/21/2034 (e)	104	101
Series 2004-15, Class 3A1, 6.89%, 12/25/2034 (e)	32	32
MASTR Alternative Loan Trust
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	—	—
Series 2004-4, Class 10A1, 5.00%, 5/25/2024	30	10
Series 2003-3, Class 1A1, 6.50%, 5/25/2033	40	41
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	100	96
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	65	66
Series 2004-6, Class 30, PO, 7/25/2034	83	66
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	129	127
Series 2004-7, Class 30, PO, 8/25/2034	36	26
MASTR Asset Securitization Trust
Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	—
Series 2003-12, Class 30, PO, 12/25/2033	1	—
Series 2004-1, Class 30, PO, 2/25/2034	6	4
MASTR Reperforming Loan Trust Series 2005-2, Class 1A1F, 4.42%, 5/25/2035 (b) (e)	1,006	477
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 (b)	37	28
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 4.69%, 10/25/2028 (e)	15	14
Series 2003-F, Class A1, 4.71%, 10/25/2028 (e)	75	74
Series 2004-A, Class A1, 4.53%, 4/25/2029 (e)	36	33
Series 2004-B, Class A3, 5.29%, 5/25/2029 (e)	3	2
Series 2004-1, Class 2A1, 5.32%, 12/25/2034 (e)	51	48
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (b) (e)	110	99

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (b) (f)	4,330	4,354
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (b) (f)	3,545	3,572
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	32	32
Series 2003-A1, Class A1, 5.50%, 5/25/2033	6	6
Series 2003-A1, Class A2, 6.00%, 5/25/2033	17	18
PRET Trust Series 2024-RPL2, Class A1, 4.07%, 6/25/2064 (b) (e)	3,508	3,392
RALI Trust Series 2004-QA6, Class NB2, 4.41%, 12/26/2034 (e)	164	156
Seasoned Credit Risk Transfer Trust
Series 2025-1, Class MTU, 3.25%, 11/25/2064	5,626	4,933
Series 2025-2, Class MTU, 3.25%, 6/25/2065	4,940	4,267
Seasoned Loans Structured Transaction Trust
Series 2025-1, Class A1, 3.00%, 5/25/2035	10,080	9,414
Series 2025-2, Class A1, 3.00%, 10/25/2035	11,124	10,481
Sequoia Mortgage Trust Series 10, Class 1A, 4.87%, 10/20/2027 (e)	2	1
Structured Asset Mortgage Investments II Trust Series 2004-AR5, Class 1A1, 4.73%, 10/19/2034 (e)	69	67
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 4.71%, 9/25/2043 (e)	41	41
Series 2004-4, Class 3A, 5.23%, 12/25/2044 (e)	91	89
Toorak Mortgage Trust Series 2025-RRTL1, Class A1, 5.52%, 2/25/2040 (b) (f)	2,000	2,013
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (b) (e)	4,939	4,527
Vendee Mortgage Trust
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	29	29
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	10	10
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	28	28
Series 1998-1, Class 2E, 7.00%, 3/15/2028	64	65
Series 1999-1, Class 2Z, 6.50%, 1/15/2029	166	167
Series 2003-2, Class Z, 5.00%, 5/15/2033	985	999
WaMu Mortgage Pass-Through Certificates Series 2004-RS2, Class A4, 5.00%, 11/25/2033	207	205
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR6, Class A1, 6.38%, 6/25/2033 (e)	4	4
Series 2003-AR8, Class A, 5.26%, 8/25/2033 (e)	15	15
Series 2003-AR9, Class 1A6, 5.67%, 9/25/2033 (e)	264	262
Series 2003-AR9, Class 2A, 5.70%, 9/25/2033 (e)	16	16
Series 2003-S9, Class P, PO, 10/25/2033	7	5
Series 2003-S9, Class A8, 5.25%, 10/25/2033	138	138
Series 2003-AR10, Class A7, 5.70%, 10/25/2033 (e)	6	5
Series 2004-AR3, Class A1, 5.37%, 6/25/2034 (e)	24	23
Series 2004-AR3, Class A2, 5.37%, 6/25/2034 (e)	21	20
Series 2006-AR10, Class 2P, 4.15%, 9/25/2036 (e)	38	35
Series 2006-AR12, Class 2P, 3.80%, 10/25/2036 (e)	31	28
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-2, Class 2A3, IF, IO, 0.93%, 4/25/2035 (e)	305	18
Series 2005-2, Class 1A4, IF, IO, 0.98%, 4/25/2035 (e)	1,533	88
Series 2005-3, Class CX, IO, 5.50%, 5/25/2035	456	70
Series 2005-4, Class CB7, 5.50%, 6/25/2035	446	416
Series 2005-4, Class CX, IO, 5.50%, 6/25/2035	412	61

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	85	77
Series 2005-6, Class 2A9, 5.50%, 8/25/2035	545	490
Wells Fargo Mortgage-Backed Securities Trust Series 2007-7, Class A7, 6.00%, 6/25/2037	65	59
Total Collateralized Mortgage Obligations (Cost $216,839)		216,761
Commercial Mortgage-Backed Securities — 2.4%
BAMLL Commercial Mortgage Securities Trust Series 2014-520M, Class C, 4.35%, 8/15/2046 (b) (e)	1,300	897
CSTL Commercial Mortgage Trust
Series 2025-GATE2, Class B, 4.85%, 11/10/2042 (b) (e)	3,395	3,395
Series 2025-GATE2, Class C, 5.14%, 11/10/2042 (b) (e)	1,470	1,470
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KS06, Class A2, 2.72%, 7/25/2026	123	122
Series K065, Class A2, 3.24%, 4/25/2027	2,467	2,446
Series K070, Class A2, 3.30%, 11/25/2027 (e)	1,748	1,731
Series K070, Class AM, 3.36%, 12/25/2027	153	152
Series K117, Class A2, 1.41%, 8/25/2030	500	448
Series K754, Class AM, 4.94%, 11/25/2030 (e)	1,740	1,808
Series K138, Class AM, 1.89%, 1/25/2032	1,850	1,626
Series K142, Class A2, 2.40%, 3/25/2032	555	504
Series K146, Class A2, 2.92%, 6/25/2032	4,200	3,914
Series K-150, Class A2, 3.71%, 9/25/2032 (e)	1,005	979
FNMA ACES
Series 2017-M3, Class A2, 2.56%, 12/25/2026 (e)	716	705
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (e)	3,949	3,911
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (e)	2,559	2,530
Series 2018-M8, Class A2, 3.42%, 6/25/2028 (e)	2,034	2,011
Series 2018-M10, Class A2, 3.47%, 7/25/2028 (e)	3,220	3,194
Series 2018-M14, Class A2, 3.70%, 8/25/2028 (e)	200	198
Series 2017-M5, Class A2, 3.12%, 4/25/2029 (e)	1,499	1,463
Series 2020-M50, Class A2, 1.20%, 10/25/2030	1,070	1,028
Series 2020-M50, Class X1, IO, 1.93%, 10/25/2030 (e)	17,269	611
Series 2022-M1S, Class A2, 2.15%, 4/25/2032 (e)	5,675	5,034
Series 2022-M13, Class A2, 2.68%, 6/25/2032 (e)	6,802	6,223
Series 2022-M2S, Class A2, 3.88%, 8/25/2032 (e)	4,225	4,109
Series 2023-M8, Class A2, 4.63%, 3/25/2033 (e)	3,290	3,343
Series 2021-M3, Class X1, IO, 2.00%, 11/25/2033 (e)	2,547	158
FREMF Mortgage Trust
Series 2019-KBF3, Class B, 6.82%, 1/25/2029 (b) (e)	1,239	1,232
Series 2019-K101, Class B, 3.64%, 10/25/2052 (b) (e)	175	169
Series 2019-K100, Class B, 3.61%, 11/25/2052 (b) (e)	175	169
Series 2020-K737, Class B, 3.44%, 1/25/2053 (b) (e)	550	543
Series 2019-K96, Class C, 3.94%, 8/25/2056 (b) (e)	7,251	6,997
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (b)	998	953
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (b)	2,050	1,799
Series 2019-PARK, Class D, 2.72%, 12/15/2036 (b)	2,685	1,943
P4 SFR Series 2019-STl A, 7.25%, 10/11/2026 ‡	2,003	1,980
PRM7 Trust Series 2025-PRM7, Class C, 5.11%, 11/10/2042 (b) (e)	2,220	2,202

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
ROCK Trust
Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (b)	1,885	1,944
Series 2024-CNTR, Class C, 6.47%, 11/13/2041 (b)	5,000	5,210
RWC Commercial Mortgage Trust Series 2025-1, Class A, 5.01%, 6/25/2040 (b)	7,220	7,240
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	4,355	3,923
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 4.20%, 3/15/2045 (b) (e)	400	351
WHARF Commercial Mortgage Trust Series 2025-DC, Class B, 5.73%, 7/15/2040 (b) (e)	8,000	8,227
Total Commercial Mortgage-Backed Securities (Cost $100,599)		98,892
Foreign Government Securities — 0.6%
Eagle Funding Luxco SARL 5.50%, 8/17/2030 (b)	5,966	6,052
Kingdom of Saudi Arabia 3.45%, 2/2/2061 (b)	550	364
Republic of Chile 2.55%, 1/27/2032	497	446
Republic of Peru 5.63%, 11/18/2050	88	87
Republic of Poland 5.50%, 3/18/2054	921	897
United Mexican States
6.00%, 5/13/2030	1,061	1,115
2.66%, 5/24/2031	1,075	959
5.85%, 7/2/2032	2,316	2,390
5.38%, 3/22/2033	6,819	6,802
3.50%, 2/12/2034	1,252	1,086
6.88%, 5/13/2037	1,578	1,700
6.63%, 1/29/2038	1,445	1,524
5.55%, 1/21/2045	33	31
4.60%, 1/23/2046	2,113	1,690
6.34%, 5/4/2053	310	301
3.77%, 5/24/2061	772	483
Total Foreign Government Securities (Cost $26,899)		25,927
Municipal Bonds — 0.3% (h)
California — 0.0% ^
City of Los Angeles Department of Airports, Federally Taxable Build America Bonds Direct Payment to Issuer Series 2009C, Rev., 6.58%, 5/15/2039	380	415
State of California, Various Purpose, GO, 7.30%, 10/1/2039	350	413
Total California		828
New York — 0.1%
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2010D, Rev., 5.60%, 3/15/2040	360	373
Port Authority of New York and New Jersey, Consolidated
Series 164, Rev., 5.65%, 11/1/2040	1,875	2,013
Series 165, Rev., 5.65%, 11/1/2040	440	473
Series 174, Rev., 4.46%, 10/1/2062	2,060	1,770
Total New York		4,629
Ohio — 0.1%
American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	1,275	1,514

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — continued
Ohio State University (The), General Receipts Series 2011A, Rev., 4.80%, 6/1/2111	1,563	1,332
Ohio University, General Receipts, Federally Taxable, Rev., 5.59%, 12/1/2114	200	192
Total Ohio		3,038
Oklahoma — 0.0% ^
Oklahoma Development Finance Authority, Natural Gas Co. Series 2022, Rev., 4.71%, 5/1/2052	575	538
Texas — 0.1%
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds
Series 2023A-1, Rev., 5.10%, 4/1/2035	574	591
Series 2023A-2, Rev., 5.17%, 4/1/2041	1,155	1,191
Total Texas		1,782
Total Municipal Bonds (Cost $11,013)		10,815
U.S. Government Agency Securities — 0.2%
FHLB 5.50%, 7/15/2036	30	33
Resolution Funding Corp. STRIPS DN, 4.22%, 1/15/2026 (a)	50	50
Tennessee Valley Authority
5.88%, 4/1/2036	6,909	7,835
4.63%, 9/15/2060	365	332
4.25%, 9/15/2065	51	43
Tennessee Valley Authority STRIPS DN, 6.04%, 6/15/2035 (a)	800	527
Total U.S. Government Agency Securities (Cost $9,377)		8,820
Loan Assignments — 0.1% (c) (i)
Consumer Finance — 0.1%
OneSky Loan Trust, 1st Lien Term Loan A (6-MONTH CME TERM SOFR), 3.88%, 1/15/2031 (Cost $2,161)	2,146	2,072
	SHARES (000)
Short-Term Investments — 2.5%
Investment Companies — 2.5%
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.96% (j) (k) (Cost $100,490)	100,454	100,495
Total Investments — 99.9% (Cost $4,071,444)		4,041,710
Other Assets in Excess of Liabilities — 0.1%		3,767
NET ASSETS — 100.0%		4,045,477

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2025.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CNH	China Renminbi
DN	Discount Notes
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	The rate shown is the effective yield as of November 30, 2025.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2025.
(d)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at November 30, 2025 is $801 or 0.02% of the Fund’s net
assets as of November 30, 2025.

(e)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2025.

(f)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2025.

(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(i)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(j)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(k)	The rate shown is the current yield as of November 30, 2025.

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
Futures contracts outstanding as of November 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	676	03/20/2026	USD	76,620	168
U.S. Treasury 10 Year Ultra Note	651	03/20/2026	USD	75,638	492
U.S. Treasury 2 Year Note	932	03/31/2026	USD	194,657	(16)
U.S. Treasury 5 Year Note	795	03/31/2026	USD	87,264	99
					743
Short Contracts
U.S. Treasury Long Bond	(48)	03/20/2026	USD	(5,637)	(44)
U.S. Treasury Ultra Bond	(101)	03/20/2026	USD	(12,215)	(91)
					(135)
					608

Abbreviations
USD	United States Dollar

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2025.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$395,991	$70,847	$466,838
Collateralized Mortgage Obligations	—	197,629	19,132	216,761
Commercial Mortgage-Backed Securities	—	96,912	1,980	98,892
Corporate Bonds
Aerospace & Defense	—	20,799	—	20,799
Air Freight & Logistics	—	108	—	108
Automobiles	—	3,498	—	3,498
Banks	—	286,655	—	286,655
Beverages	—	4,538	—	4,538
Biotechnology	—	17,442	—	17,442
Broadline Retail	—	119	—	119
Building Products	—	1,561	—	1,561
Capital Markets	—	69,674	—	69,674
Chemicals	—	8,052	—	8,052
Commercial Services & Supplies	—	6,220	—	6,220
Communications Equipment	—	1,677	—	1,677
Construction & Engineering	—	4,072	—	4,072
Construction Materials	—	939	—	939
Consumer Finance	—	35,118	—	35,118
Consumer Staples Distribution & Retail	—	2,050	—	2,050
Containers & Packaging	—	2,259	—	2,259
Diversified Consumer Services	—	1,124	—	1,124
Diversified REITs	—	6,227	—	6,227
Diversified Telecommunication Services	—	6,557	—	6,557
Electric Utilities	—	98,644	—	98,644
Electronic Equipment, Instruments & Components	—	2,866	—	2,866
Energy Equipment & Services	—	709	—	709
Financial Services	—	21,622	19,267	40,889
Food Products	—	19,212	—	19,212
Gas Utilities	—	3,066	—	3,066
Ground Transportation	—	3,479	—	3,479
Health Care Equipment & Supplies	—	4,216	—	4,216
Health Care Providers & Services	—	29,965	4,984	34,949
Health Care REITs	—	4,454	—	4,454
Hotels, Restaurants & Leisure	—	2,953	—	2,953
Independent Power and Renewable Electricity Producers	—	5,053	—	5,053
Industrial Conglomerates	—	1,162	—	1,162
Industrial REITs	—	993	—	993
Insurance	—	20,093	—	20,093
Interactive Media & Services	—	9,907	—	9,907
IT Services	—	4,054	—	4,054
Machinery	—	1,035	—	1,035
Media	—	13,228	—	13,228
Metals & Mining	—	5,806	—	5,806
Mortgage Real Estate Investment Trusts (REITs)	—	—	3,000	3,000

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Multi-Utilities	$—	$9,184	$—	$9,184
Office REITs	—	312	—	312
Oil, Gas & Consumable Fuels	—	61,229	—	61,229
Passenger Airlines	—	768	—	768
Pharmaceuticals	—	9,362	—	9,362
Residential REITs	—	4,143	—	4,143
Retail REITs	—	2,959	—	2,959
Semiconductors & Semiconductor Equipment	—	23,572	—	23,572
Software	—	17,623	—	17,623
Specialized REITs	—	5,813	—	5,813
Specialty Retail	—	2,173	—	2,173
Technology Hardware, Storage & Peripherals	—	7,066	—	7,066
Tobacco	—	3,407	—	3,407
Trading Companies & Distributors	—	3,629	—	3,629
Water Utilities	—	3,069	—	3,069
Wireless Telecommunication Services	—	6,579	—	6,579
Total Corporate Bonds	—	892,094	27,251	919,345
Foreign Government Securities	—	25,927	—	25,927
Loan Assignments	—	2,072	—	2,072
Mortgage-Backed Securities	—	802,654	13,066	815,720
Municipal Bonds	—	10,815	—	10,815
U.S. Government Agency Securities	—	8,820	—	8,820
U.S. Treasury Obligations	—	1,376,025	—	1,376,025
Short-Term Investments
Investment Companies	100,495	—	—	100,495
Total Investments in Securities	$100,495	$3,808,939	$132,276	$4,041,710
Appreciation in Other Financial Instruments
Futures Contracts	$759	$—	$—	$759
Depreciation in Other Financial Instruments
Futures Contracts	$(151)	$—	$—	$(151)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$608	$—	$—	$608

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2025
Investments in Securities:
Asset-Backed Securities	$66,700	$—	$222	$27	$22,045	$(12,147)	$44	$(6,044)	$70,847
Collateralized Mortgage Obligations	11,848	— (a)	43	10	10,772	(3,475)	— (a)	(66)	19,132
Commercial Mortgage-Backed Securities	2,547	—	30	—	—	(597)	—	—	1,980
Corporate Bonds	—	—	44	(5)	28,010	(798)	—	—	27,251
Mortgage-Backed Securities	—	—	55	—	13,011	—	—	—	13,066
Total	$81,095	$— (a)	$394	$32	$73,838	$(17,017)	$44	$(6,110)	$132,276

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2025, which were valued using significant unobservable inputs (level 3) amounted to $394.
There were no significant transfers into or out of level 3 for the period ended November 30, 2025.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at November 30, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$12,153	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 8.00% (5.99%)
			Constant Default Rate	0.00% - 49.00% (6.46%)
			Yield (Discount Rate of Cash Flows)	4.85% - 16.46% (7.34%)

Asset-Backed Securities	12,153
Total	$12,153

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At November 30, 2025, the value of these investments was $120,123. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2025	Shares at November 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.96% (a) (b)	$58,767	$842,167	$800,448	$11	$(2)	$100,495	100,454	$2,215	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2025.